As Filed with the U.S. Securities and Exchange Commission on May 18, 2017

1933 Act File No. 033-65170
1940 Act File No. 811-07822

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 62 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 63 ☒
(Check appropriate box or boxes.)
__________________
American Century Investment Trust (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 19, 2017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 19, 2017, at 8:30 AM (Central) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

May 19, 2017

American Century Investments
Prospectus

NT High Income Fund
Investor Class (AHGVX)
Institutional Class (AHGNX)
R6 Class (AHGDX)

The fund is available for purchase only by funds advised by American Century Investments. The fund is closed to other investors.

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Table of Contents

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	4
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Objectives, Strategies and Risks	5
Management	8
Investing with American Century Investments	10
Share Price and Distributions	11
Taxes	13
Multiple Class Information	15

©2017 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks current yield and capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	R6
Management Fee	0.85%	0.65%	0.60%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[1]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.85%	0.65%	0.60%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you  invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Investor Class	$87	$272
Institutional Class	$67	$208
R6 Class	$61	$193
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Principal Investment Strategies
Under normal market conditions, the fund invests primarily in high-yield corporate bonds and other debt instruments with an emphasis on those that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or, if unrated, determined by the investment advisor to be of similar quality.
Types of high-yield securities the fund may invest in include: bank loans in the form of assignments or participations; payment-in-kind securities; deferred payment securities; and fixed, variable, and floating rate obligations. The fund may invest in new issuances of high yield securities, distressed securities, and restricted or illiquid securities, including Rule 144A securities.
Bank loans include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically these loans hold a senior position in the borrower’s capital structure, they have interest rates that reset frequently, and they may be secured by the borrower’s assets or they may be unsecured. The fund may invest up to 20% of its net assets in bank loan investments.
Deferred payment securities are zero-coupon securities that convert on a specified date to interest bearing debt securities. On this date, the stated coupon rate becomes effective and interest is paid at regular intervals.
The fund may invest in fixed-income instruments of foreign issuers, including emerging market issuers. Generally, the fund invests in U.S. dollar denominated securities, however, the fund may invest in securities denominated in foreign currencies.
The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities. The fund may also invest in short-term money market instruments and U.S. government securities.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

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The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.
Principal Risks

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Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

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High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer than issuers of investment grade debt securities. High-yield securities (junk bonds) are inherently speculative. These factors may be more likely to cause an issuer of high-yield bonds to default on its obligations.

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Liquidity Risk – The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

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Interest Rate Risk – Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term debt securities, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

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New Issue Risk - The market value of newly issued securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the limited availability for trading, and limited information about the issuer.

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Bank Loans Risk – When purchasing participations, the fund generally has no rights to enforce borrower compliance with the terms of the loan agreement, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan. This means the fund assumes the credit risk of both the borrower and the lender that sells the participation. Investments in unsecured bank loans are subject to greater risk than investment in loans secured by collateral. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional purchases or meet redemptions. Finally, bank loans may not be considered “securities” under the federal securities laws. Therefore, the fund may not be able to rely on the anti-fraud provisions of those laws.

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Distressed Securities Risk – Distressed securities are speculative and involve substantial risk in addition to the risks of investing in high-yield bonds. Distressed securities frequently do not produce income while they are outstanding and may require the fund to bear certain extraordinary expenses to protect and recover its investment. Distressed securities are at high risk for default and may include securities that have already defaulted. The fund could lose its entire investment.

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Deferred Payment Securities Risk – During the time that interest payments are not being made on these securities, holders are deemed to receive income (phantom income) annually, even though cash is not received. Additionally, these securities may be subject to greater price fluctuations when interest rates change than securities that currently pay interest. Longer term zero-coupon bonds are more exposed to this risk than those with shorter terms.

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Foreign Securities Risk – Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

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Emerging Market Risk  – Investing in emerging market countries generally is also riskier than investing in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

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Restricted and Illiquid Securities Risk – The fund may invest in restricted or illiquid securities, including Rule 144A securities, which are securities that are not registered for sale to the general public under the Securities Act of 1933, as amended. These securities may be resold to certain institutional investors but, if at any time an insufficient number of qualified institutional buyers are interested in purchasing the securities, the fund may not have the ability to dispose of such securities promptly or at expected prices. As such, even if determined to be liquid, a fund’s investment in Rule 144A securities may subject the fund to enhanced liquidity risk and potentially increase the fund’s exposure to illiquid investments.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

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Payment-in-Kind Securities Risk – Payment-in-kind securities carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment. The market price of payment-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

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Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
Because the fund is new, the fund’s performance history is not available. When the fund has a full calendar year of investment results, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information will indicate the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com. Performance information helps you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Subadvisor
Nomura Corporate Research and Asset Management Inc. (NCRAM)
Portfolio Managers
Stephen Kotsen, CFA, Managing Director and Portfolio Manager of NCRAM, has managed the fund since 2017.
David Crall, CFA, Chief Investment Officer, Managing Director and Portfolio Manager of NCRAM, has managed the fund since 2017.
Purchase and Sale of Fund Shares
The fund is available for purchase only by funds advised by American Century Investments. The fund does not have a minimum purchase amount.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

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Objectives, Strategies and Risks
What are the fund’s investment objectives?
The fund seeks current yield and capital growth.
The fund’s investment objective is a nonfundamental investment policy and may be changed by the Board of Trustees without approval by shareholders upon 60 days’ prior written notice to shareholders.
What are the fund’s principal investment strategies?
Under normal market conditions, the fund invests primarily in high-yield corporate bonds and other debt instruments with an emphasis on those that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or, if unrated, determined by the investment advisor to be of similar quality. Issuers of these securities may have short financial histories or questionable credit.
The portfolio managers generally operate a long-only strategy using a bottom-up investment philosophy by investing in companies that they believe can carry debt loads through different economic cycles. The portfolio managers look for companies that demonstrate the ability to generate strong, sustainable cash flow, which enables them to decrease leverage and improve their ratings. The portfolio managers also use a top-down investment strategy to identify areas of the high yield market that they believe are undervalued relative to the rest of the market. The portfolio managers decide which debt securities to buy and sell by, among other things:

•	identifying debt securities that satisfy the fund’s credit quality standards;

•	considering the price of the security and the issuer’s financial history, condition, management and prospects;

•	assessing current and anticipated interest rates;

•	evaluating current economic conditions and the risk of inflation; or

•	evaluating special features of the debt securities that may make them more or less attractive to alternatives.
The portfolio managers will actively allocate the fund’s assets in a range of high-yield securities and debt instruments including, but not limited to, corporate bonds, bank loans in the form of assignments or participations, payment-in-kind securities, and deferred payment securities. These high-yield securities may be fixed, variable, or floating rate. The fund may invest in new issuances of high yield securities, distressed securities, and restricted or illiquid securities, including Rule 144A securities. The fund may invest up to 20% of its net assets in bank loan investments.
The fund may invest in fixed-income instruments of foreign issuers. The fund may also invest a portion of its assets in emerging markets debt securities.  The fund considers a security to be from a developed country if its issuer is located in the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The fund considers a security to be an emerging markets security if its issuer is located outside of the countries listed above. Generally, the fund invests in U.S. dollar denominated securities, however, the fund may invest in securities denominated in foreign currencies. The fund may also invest in short-term money market instruments and U.S. government securities.
The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities.
In the event of exceptional market or economic conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
In addition to the principal strategies described above, the fund can purchase other types of securities such as certain asset-backed securities, zero-coupon bonds, convertible and preferred securities, investment grade securities, common stock, and equity equivalent securities.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

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What are the principal risks of investing in the fund?
The fund’s investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of non-payment. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, lower-rated securities may be unsecured or subordinated to other obligations of the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.
The fund may also be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The degree to which interest rate changes affect the fund’s performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
The market value of newly issued securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the limited availability for trading, and limited information about the issuer.
Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. The fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Additionally, bank loans may take longer than seven days to settle. Because of this, the fund monitors its short term liquidity needs in light of the longer settlement period. Bank loans may not be considered “securities,” and purchasers, such as the fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
During the time that interest payments are not made on deferred payment securities, holders are deemed to have received income(phantom income) annually, even though they may not be receive cash currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. As a result, some of these securities may be subject to substantially greater price fluctuations when interest rates change than are comparable securities that pay interest currently. Longer term zero-coupon bonds are more exposed to this risk.
In addition to the same general risks as debt securities, loans in which the fund invests may be exposed to restrictions on transfer, the inability or unwillingness of assignor(s) on whom the fund relies to demand and receive loan payments, and the risks of being a lender. Any of these conditions, whether brought on by a large-scale event such as an economic downturn or a more loan-specific occurrence, can decrease the value of a loan and adversely affect the fund regardless of whether it holds the loan directly or as a participant or assignee.
Distressed securities are speculative and involve a substantial risk in addition to the risks of investing in high yield bonds. Distressed securities may be subject to bankruptcy proceedings or may be in default as to the repayment of principal and/or interest at the time of acquisition by the fund. It may be difficult to obtain reliable information as to the true financial condition of the issuer of a distressed security. Distressed securities present a substantial risk of default or may be in default at the time of investment. The fund may not receive interest payments on its distressed security investments, and there is a substantial risk that principal will not be repaid. The

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fund may incur additional expenses if it is required to seek recovery upon default in the payment of principal or interest. The fund may lose its entire investment or be required to accept cash or securities with a value less than its original investment. Distressed securities also may be subject to restrictions on resale.
The fund may invest in the securities of foreign companies, which are generally riskier than U.S. securities. In addition, investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. As a result, the fund may be subject to foreign and emerging market risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. In addition, foreign and emerging market securities can have reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. For these and other reasons, securities of foreign and emerging market companies are often more volatile, less liquid and harder to value than those of U.S. issuers. Though not a principal strategy, to the extent that the fund invests in obligations denominated in foreign currencies, the fund will also be subject to currency risk. If a foreign currency declines in value relative to the U.S. dollar, or in the case of a hedging position, if the U.S. dollar declines in value relative to the currency hedged, the dollar value of the fund’s investment would be adversely affected.
The fund may invest in restricted or illiquid securities, including Rule 144A securities, which are securities that are not registered for sale to the general public under the Securities Act of 1933, as amended. These securities may be resold to certain institutional investors but, if at any time an insufficient number of qualified institutional buyers are interested in purchasing the securities, the fund may not have the ability to dispose of such securities promptly or at expected prices. As such, even if determined to be liquid, a fund’s investment in Rule 144A securities may subject the fund to enhanced liquidity risk and potentially increase the fund’s exposure to illiquid investments.
The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular industries, real or perceived adverse economic conditions or investor sentiment generally.
Payment-in-kind securities carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, current federal tax law requires the holder of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy these distribution requirements.
The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund. In general, funds that have higher potential income have higher potential loss.

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Management
Who manages the fund?
The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.
The Board of Trustees
The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The Trustees’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the trustees are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor will provide general management services to the fund including overall supervisory responsibility for the general management and investment of the fund’s assets. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The difference in unified management fees among the classes is a result of their separate arrangements for shareholder services, which may be provided indirectly through another American Century mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.
For all classes other than R6 Class, a portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The fund will pay the advisor a unified management fee of 0.85% for Investor Class, a unified management fee of 0.65% for the Institutional Class, and a unified management fee of 0.60% for the R6 Class.
The advisor is responsible for entering into a subadvisory agreement with, and overseeing the activities of, any subadvisor listed below. The advisor also oversees the subadvisor’s compliance with fund objectives, policies, strategies, and restrictions. The advisor compensates the subadvisor out of the unified management fee it receives from the fund.
The advisor and the fund have received an exemptive order from the Securities and Exchange Commission exempting the advisor and the fund from certain provisions of the Investment Company Act of 1940 restricting the ability to replace a subadvisor. This exemptive order allows the advisor to utilize a “manager of mangers” structure when managing the fund’s assets. Under a manager of managers structure, the advisor has the ultimate responsibility, subject to the Board of Trustees, to oversee the underlying subadvisors and recommend their hiring, termination, and replacement. The initial shareholder of the fund approved the fund’s operation using a manager of managers structure and the fund’s reliance on the exemptive order.
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor, as well as the subadvisory agreement between the advisor and the subadvisor, will be available in the fund’s semiannual report to shareholders dated September 30, 2017.
Subadvisor
The advisor is responsible for identifying subadvisors to manage all or a portion of the fund’s assets. The advisor may also manage a portion of the fund’s assets using its own investment strategies. The advisor has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the advisor and in accordance with the investment objective, polices and restrictions of the fund. NCRAM’s principal office is located at Worldwide Plaza, 309 West 49th Street, New York, New York 10019. NCRAM provides investment advisory services to institutional clients and collective investment vehicles. Its client base includes institutions and pooled investment vehicles. NCRAM commenced operations in 1991.
The Fund Management Team
The advisor provides investment advisory and management services for the fund and makes decisions regarding subadvisor selection. The advisor has hired NCRAM to make the day-to-day investment management decisions for the fund’s assets. NCRAM performs this

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function under the supervision of the advisor and the general oversight of the fund’s Board of Trustees. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Stephen Kotsen
Mr. Kotsen, Managing Director and Portfolio Manager, joined NCRAM in 1998 and has been a portfolio manager for NCRAM’s high yield bond investments since 2000. He is a CFA charterholder.
David Crall
Mr. Crall, Chief Investment Officer (CIO) , Managing Director and Portfolio Manager, is the Chairman of NCRAM’s Investment Committee, which is comprised of NCRAM’s portfolio managers and assistant portfolio managers. He joined NCRAM in 1992 and became CIO in 2010. He is a CFA charterholder.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information. The Board of Trustees and/or the advisor may change any other policies, including the fund’s investment objective, or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.

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Investing with American Century Investments
Purchase of Fund Shares
The fund’s shares are available for purchase only by funds advised by American Century Investments. Transactions involving fund shares are effected using systems and procedures internal to American Century Investments. The fund does not have a minimum purchase amount.
Redemptions
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.
However, we reserve the right to delay delivery of redemption proceeds up to seven days. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.
Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.
We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash. These securities remain subject to market risk until sold, and you may incur capital gains and/or losses when you sell the securities.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
Because the fund is available for purchase only by certain funds advised by American Century Investments, we have determined that it is not necessary to monitor trading activity in the fund. Purchases and redemptions of shares by funds of funds are not subject to the frequent trading limitations under American Century Investments’ abusive trading policies and procedures.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

Readily available market quotations for fixed-income securities shall generally be received from independent pricing services that have been approved by the Board. It is anticipated that such pricing services will generally provide evaluated prices based on accepted industry conventions. Evaluated prices are commonly derived through utilization of market models. Such models take into consideration various market factors and security characteristics. These include, but are not limited to, the following: trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security specific information. Debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

•	a debt security has been declared in default; or

•	trading in a security has been halted during the trading day.
If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.
With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies), the fund’s NAV will be calculated based upon the NAVs of such registered investment companies. These registered investment companies are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally expects to declare distributions from net income, if any, daily. These distributions are paid on the last business day of the month. The fund generally pays distributions from realized capital gains, if any, once a year usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

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The fund may only be purchased by funds advised by American Century Investments. We generally reinvest all distributions unless otherwise elected to receive in cash.

12

Taxes
Some of the tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Distributions by the fund of dividend and interest income, capital gains and other income it has generated through its investment activities will generally be taxable to shareholders who hold shares in a taxable account. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.
Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.
The fund does not expect a significant portion of its distributions to be derived from qualified dividend income. The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If a fund’s distributions exceed current and accumulated earning and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

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The risk in buying a dividend is that the fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

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Multiple Class Information
The fund offers multiple classes of shares, which have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

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Notes

Notes

Notes

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

 American Century Investments

americancentury.com
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

Investment Company Act File No. 811-07822
CL-PRS-91700  1705

May 19 , 2017

American Century Investments
Statement of Additional Information

American Century Investment Trust

Core Plus Fund
Investor Class (ACCNX)
I Class (ACCTX)
A Class (ACCQX)
C Class (ACCKX)
R Class (ACCPX)
R5 Class (ACCUX)

Diversified Bond Fund
Investor Class (ADFIX)
I Class (ACBPX)
Y Class (ADVYX)
A Class (ADFAX)
T Class (ADVFX)
C Class (CDBCX)
R Class (ADVRX)
R5 Class (ADRVX)
R6 Class (ADDVX)

High-Yield Fund
Investor Class (ABHIX)
I Class (AHYHX)
Y Class (AHYLX)
A Class (AHYVX)
C Class (AHDCX)
R Class (AHYRX)
R5 Class (ACYIX)
R6 Class (AHYDX)

NT Diversified Bond Fund
Institutional Class (ACLDX)
R6 Class (ACDDX)

NT High Income Fund
Investor Class (AHGVX)
Institutional Class (AHGNX)
R6 Class (AHGDX)

Prime Money Market Fund
Investor Class (BPRXX)
A Class (ACAXX)
C Class (ARCXX)

Short Duration Fund
Investor Class (ACSNX)
I Class (ASHHX)
A Class (ACSQX)
C Class (ACSKX)
R Class (ACSPX)
R5 Class (ACSUX)

Short Duration Inflation Protection Bond Fund
Investor Class (APOIX)
I Class (APOHX)
Y Class (APOYX)
A Class (APOAX)
C Class (APOCX)
R Class (APORX)
R5 Class (APISX)
R6 Class (APODX)

Short Duration Strategic Income Fund
Investor Class (ASDVX)
I Class (ASDHX)
Y Class (ASYDX)
A Class (ASADX)
C Class (ASCDX)
R Class (ASDRX)
R5 Class (ASDJX)
R6 Class (ASXDX)

Strategic Income Fund
Investor Class (ASIEX)
I Class (ASIGX)
Y Class (ASYIX)
A Class (ASIQX)
C Class (ASIHX)
R Class (ASIWX)
R5 Class (ASIJX)
R6 Class (ASIPX)

U.S. Government Money Market Fund
Investor Class (TCRXX)
A Class (AGQXX)
C Class (AGHXX)

This statement of additional information adds to the discussion in the funds’ prospectuses dated August 1, 2016, April 10, 2017 and May 19, 2017, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century Investments’ website at americancentury.com.

This statement of additional information incorporates by reference certain information that appears in the funds’ annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds’ annual and semiannual reports by calling 1-800-345-2021.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.

Table of Contents

The Funds’ History	2
Fund Investment Guidelines	4
Core Plus, Diversified Bond, NT Diversified Bond, and Short Duration	4
High-Yield and NT High Income	5
Prime Money Market	6
Short Duration Inflation Protection Bond	6
Short Duration Strategic Income and Strategic Income	7
U.S. Government Money Market	7
Fund Investments and Risks	7
Investment Strategies and Risks	7
Investment Policies	29
Temporary Defensive Measures	31
Portfolio Turnover	31
Disclosure of Portfolio Holdings	32
Management	35
Board of Trustees	35
Officers	41
Code of Ethics	41
Proxy Voting Policies	41
The Funds’ Principal Shareholders	41
Service Providers	42
Investment Advisor	42
Portfolio Managers	47
Transfer Agent and Administrator	52
Sub-Administrator	52
Distributor	52
Custodian Bank	52
Independent Registered Public Accounting Firm	52
Brokerage Allocation	53
Regular Broker-Dealers	54
Information about Fund Shares	55
Multiple Class Structure	56
Valuation of a Fund’s Securities	58
Taxes	60
Federal Income Taxes	60
State and Local Taxes	62
Financial Statements	62

Appendix A – Principal Shareholders	A-1
Appendix B – Sales Charges and Payments to Dealers	B-1
Appendix C – Buying and Selling Fund Shares	C-1
Appendix D – Explanation of Fixed-Income Securities Ratings	D-1
Appendix E – Proxy Voting Policies	E-1

The Funds’ History
American Century Investment Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on June 16, 1993. Until January 1997, it was known as Benham Investment Trust. Throughout the statement of additional information, we refer to American Century Investment Trust as the trust.
On December 1, 2015, the Premium Money Market fund was renamed the U.S. Government Money Market fund. For accounting and performance purposes, the U.S. Government Money Market fund is the post-reorganization successor to the Premium Capital Reserve and Premium Government Reserve funds; the Diversified Bond fund is the post-reorganization successor to the Premium Bond, Intermediate-Term Bond and Bond funds; and the High-Yield fund is the post-reorganization successor to the old High-Yield fund.
Each fund described in this statement of additional information is a separate series of the trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund/Class	Ticker Symbol	Inception Date
Core Plus Fund
Investor Class	ACCNX	11/30/2006
I Class	ACCTX	04/10/2017
A Class	ACCQX	11/30/2006
C Class	ACCKX	11/30/2006
R Class	ACCPX	11/30/2006
R5[1] Class	ACCUX	11/30/2006
Diversified Bond Fund
Investor Class	ADFIX	12/03/2001
I1 Class	ACBPX	04/01/1993
Y Class	ADVYX	04/10/2017
A Class	ADFAX	12/03/2001
T Class	ADVFX	N/A
C Class	CDBCX	01/31/2003
R Class	ADVRX	07/29/2005
R5 Class	ADRVX	04/10/2017
R6 Class	ADDVX	07/26/2013
High-Yield Fund
Investor Class	ABHIX	09/30/1997
I Class	AHYHX	04/10/2017
Y Class	AHYLX	04/10/2017
A Class	AHYVX	03/08/2002
C Class	AHDCX	12/10/2001
R Class	AHYRX	07/29/2005
R5[1] Class	ACYIX	08/02/2004
R6 Class	AHYDX	07/26/2013
NT Diversified Bond Fund
Institutional Class	ACLDX	05/12/2006
R6 Class	ACDDX	07/26/2013
NT High Income Fund
Investor Class	AHGVX	05/19/2017
Institutional Class	AHGNX	05/19/2017
R6 Class	AHGDX	05/19/2017
Prime Money Market Fund
Investor Class	BPRXX	11/17/1993
A Class	ACAXX	08/28/1998
C Class	ARCXX	05/07/2002

Fund/Class	Ticker Symbol	Inception Date
Short Duration Fund
Investor Class	ACSNX	11/30/2006
I Class	ASHHX	04/10/2017
A Class	ACSQX	11/30/2006
C Class	ACSKX	11/30/2006
R Class	ACSPX	11/30/2006
R5[1] Class	ACSUX	11/30/2006
Short Duration Inflation Protection Bond Fund
Investor Class	APOIX	05/31/2005
I Class	APOHX	04/10/2017
Y Class	APOYX	04/10/2017
A Class	APOAX	05/31/2005
C Class	APOCX	05/31/2005
R Class	APORX	05/31/2005
R5[1] Class	APISX	05/31/2005
R6 Class	APODX	07/26/2013
Short Duration Strategic Income Fund
Investor Class	ASDVX	07/28/2014
I Class	ASDHX	04/10/2017
Y Class	ASYDX	04/10/2017
A Class	ASADX	07/28/2014
C Class	ASCDX	07/28/2014
R Class	ASDRX	07/28/2014
R5[1] Class	ASDJX	07/28/2014
R6 Class	ASXDX	07/28/2014
Strategic Income Fund
Investor Class	ASIEX	07/28/2014
I Class	ASIGX	04/10/2017
Y Class	ASYIX	04/10/2017
A Class	ASIQX	07/28/2014
C Class	ASIHX	07/28/2014
R Class	ASIWX	07/28/2014
R5[1] Class	ASIJX	07/28/2014
R6 Class	ASIPX	07/28/2014
U.S. Government Money Market Fund
Investor Class	TCRXX	04/01/1993
A Class	AGQXX	12/01/2015
C Class	AGHXX	12/01/2015
1 Prior to April 10, 2017, this class was referred to as the Institutional Class.

Fund Investment Guidelines
This section explains the extent to which the funds’ advisor, American Century Investment Management, Inc. (ACIM), and any applicable subadvisors, can use various investment vehicles and strategies in managing a fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 7. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectuses.
The funds (other than the money markets) are diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).
Prime Money Market and U.S. Government Money Market operate pursuant to Rule 2a-7 under the Investment Company Act, which permits retail and government money market funds to value portfolio securities on the basis of amortized cost. To rely on Rule 2a-7, the funds must comply with the definition of diversified under the rule.
To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year:

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2)
with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds’ prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.
Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. Subject to the specific limitations applicable to a fund, the fund management teams may invest the assets of each fund in varying amounts in other instruments when such a course is deemed appropriate in order to pursue a fund’s investment objective. Unless otherwise noted, all investment restrictions described below and in each fund’s prospectus are measured at the time of the transaction in the security. If market action affecting fund securities (including, but not limited to, appreciation, depreciation or a credit rating event) causes a fund to exceed an investment restriction, the advisor is not required to take immediate action. Under normal market conditions, however, the advisor’s policies and procedures indicate that the advisor will not make any purchases that will make the fund further outside the investment restriction.
Core Plus, Diversified Bond, NT Diversified Bond, and Short Duration
Core Plus and Short Duration seek to maximize total return by investing in non-money market debt securities. As a secondary objective, the funds seek a high level of income. Under normal market conditions, at least 65% of the funds’ assets will be invested in investment-grade, non-money market debt securities. To round out the portfolios, the funds may each invest up to 35% of their assets in the high-yield and/or emerging market debt securities. No more than 10% of each fund’s assets can be invested in non-dollar denominated debt securities.
To gain exposure to certain segments of the fixed-income market, Core Plus may invest in other American Century funds (affiliated funds).
Diversified Bond and NT Diversified Bond seek a high level of income by investing in non-money market debt securities. Under normal market conditions, at least 80% of the funds’ assets will be invested in high- and medium-grade non-money market debt securities. Shorter-term debt securities round out these portfolios.
There are no duration or maturity restrictions on the individual securities in which the funds may invest. Short Duration, however, must have a weighted average portfolio duration of 3 years or shorter. In addition, Core Plus, Diversified Bond and NT Diversified Bond must have a weighted average portfolio maturity of 3.5 years or longer.
Subject to the aggregate portfolio duration and maturity requirements, the portfolio managers will actively manage the portfolios of each fund, adjusting the weighted average portfolio duration or weighted average portfolio maturities in response to expected changes in interest rates.
During periods of rising interest rates, shorter-weighted average portfolio duration or weighted average maturities may be adopted in order to reduce the effect of bond price declines on each fund’s net asset value. When interest rates are falling and bond prices rising, longer-weighted average portfolio duration or weighted average portfolio maturities may be adopted.
To achieve its objective, each fund may invest some or all of its assets in a diversified portfolio of high- and medium-grade debt securities payable in both U.S. and up to 10% in foreign currencies. Core Plus and Short Duration may additionally each invest up to 35% of its assets in non-high-grade or non-investment-grade securities, which have been rated below the four highest categories used by at least one nationally recognized statistical rating organization, or as determined by the investment advisor to be of similar quality. Non-investment-grade securities are subject to greater credit risk and consequently offer higher yields.
Diversified Bond and NT Diversified Bond may invest in short term notes that at the time of purchase have been rated in the two highest categories, and corporate, sovereign and municipal bonds that at the time of purchase have been rated in the five highest categories, by a nationally recognized statistical rating organization. The funds also may invest in unrated debt securities if the portfolio managers determine that they are of equivalent credit quality. Ratings assigned by certain rating agencies are provided in the Explanation of Fixed-Income Securities Ratings, Appendix D.
The funds also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with each fund’s investment objective.
Corporate, sovereign and municipal bonds that the funds may buy include securities rated in the fifth highest rating category, which are known as “medium-grade securities.” Medium-grade securities are somewhat speculative. While adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal by issuers of fourth-category-rated securities, this sensitivity and exposure to adverse or changing economic conditions is heightened in fifth-category-rated securities. Diversified Bond and NT Diversified Bond may each invest no more than 15% of its total assets in securities rated in the fifth highest category (or their equivalent).
The funds may invest in U.S. dollar-denominated securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Specifically, they may invest in (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States; and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government. These agencies and instrumentalities may include, but are not limited to, the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Farm Credit Banks, Federal Home Loan Banks and Resolution Funding Corporation. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.
High-Yield and NT High Income
These funds invest in diversified portfolios of high-yield corporate bonds and other debt securities. The funds invest primarily in lower-rated, higher-yielding corporate bonds, debentures and notes, which are subject to greater credit risk and consequently offer higher yield. The funds also may purchase any of the following:

•	government securities;

•	zero-coupon, step-coupon and pay-in-kind securities;

•	convertible securities;

•	bank loans;

•	common stock or other equity-related or equity equivalent securities;

•	asset backed securities;

•	short-term securities;

•	collateralized debt obligations;

•	investment grade securities; and

•	distressed securities.
Up to 40% of High-Yield's assets may be invested in foreign securities. NT High Income does not have a limit on the amount of assets it may invest in foreign securities.
The funds also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective. The funds may also purchase and sell interest rate futures contracts and related options. See Futures and Options, page 16.
The securities the funds purchase generally will be rated in the lower rating categories of recognized rating agencies, or will be unrated securities that the portfolio managers deem of comparable quality. The funds may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield.
The funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the funds is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the funds will sell the security as soon as reasonably possible.

Prime Money Market
The fund buys high-quality U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments, insurance companies and corporations. These obligations will have remaining maturities of 397 days or less (including variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less). Some of the fund’s possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in Investment Strategies and Risks, which begins on page 7.

Issuers	Types of Obligations
Domestic and foreign financial institutions (e.g., banks, broker-dealers, insurance companies, leasing and financing corporations)	Negotiable certificates of deposit, bankers’ acceptances, bank notes, funding agreements, and commercial paper (including floating-rate securities)
Domestic and foreign nonfinancial corporations	Commercial paper and short-term corporate debt obligations (including fixed- and variable-rate notes and bonds)
U.S. government and its agencies and instrumentalities	U.S. Treasury bills, notes, bonds and U.S. government agency obligations (including floating-rate agency securities)
States, cities, towns, regional districts, public authorities and their instrumentalities	Municipal bonds and municipal notes
Foreign governments and their agencies and instrumentalities	Commercial paper and discount notes (including floating-rate agency securities)
Under normal market conditions, 25% or more of the fund’s assets are invested in obligations of issuers in the financial services industry. In addition, the fund maintains a dollar-weighted average maturity of 60 days or less and a weighted average life of 120 days or less.
All portfolio holdings are limited to those that, at the time of purchase, are eligible securities as defined by Rule 2a-7 under the Investment Company Act.
Short Duration Inflation Protection Bond
Short Duration Inflation Protection Bond pursues its investment objective by investing in inflation-linked debt securities, including U.S. Treasury securities that are backed by the full faith and credit of the U.S. government and indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. Inflation-linked securities may be issued by the U.S. Treasury in the form of notes or bonds. The fund also may invest in inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U. S. Treasury. In addition, the fund may invest in inflation-linked securities issued by entities other than the U.S. Treasury or the U.S. government and its agencies and instrumentalities (including domestic and foreign corporations and foreign governments).
Short Duration Inflation Protection Bond also may invest in securities that are not indexed to inflation for liquidity and total return purposes, or at any time the portfolio managers believe there is an inadequate supply of appropriate inflation-linked securities in which to invest or when such investments are required as a temporary defensive measure. Such investments may include other investment-grade debt securities, including mortgage-backed and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers. The fund may invest in securities denominated in foreign currencies or in high-yield securities. The fund also may invest in futures and options and forward currency exchange contracts. Short Duration Inflation Protection Bond’s portfolio may consist of any combination of these securities consistent with investment strategies employed by the advisor. While Short Duration Inflation Protection Bond seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed-principal securities.
Short Duration Inflation Protection Bond must have a weighted average duration of five years or shorter. The U.S. Treasury has issued inflation-linked Treasury securities with five-year, 10-year, 20-year and 30-year maturities.
Short Duration Inflation Protection Bond may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation.
Traditional fixed-principal notes and bonds pay a stated return or rate of interest and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of the money invested. Short Duration Inflation Protection Bond is designed to serve as a vehicle to protect against this diminishing effect.
Short Duration Inflation Protection Bond is designed to pursue total return using a strategy that seeks to protect against U.S. inflation. Short Duration Inflation Protection Bond’s yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal, which are features of inflation-linked securities. The current income generated by Short Duration Inflation Protection Bond will vary with month-to-month changes in the Consumer Price Index or other inflation index and may be substantially more or substantially less than traditional fixed-principal securities.
There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-linked securities. These risks are described in the section titled Investment Strategies and Risks on page 7. You should read that section carefully to make sure you understand the nature of Short Duration Inflation Protection Bond before you invest in the fund.
The fund does not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security held by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.
Short Duration Strategic Income and Strategic Income
Short Duration Strategic Income and Strategic Income invest in both investment-grade and high-yield, non-money market debt securities. These securities may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the funds invest may be payable in U.S. or foreign currencies, including emerging markets debt securities.
The funds may also invest in certain equity securities such as preferred stock, convertible securities or equity equivalents provided that such investments are consistent with the funds’ investment objectives.
The funds may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The funds may also utilize derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the funds’ investment objectives. The funds may use foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
To gain exposure to certain segments of the fixed-income market, Short Duration Strategic Income and Strategic Income may invest in other American Century funds (affiliated funds), unaffiliated funds such as exchange-traded funds (ETFs), securities and other financial instruments.
Short Duration Strategic Income maintains a weighted average duration of three years or shorter. The weighted average maturity of Strategic Income’s portfolio must be 3½ years or longer.
U.S. Government Money Market
Under normal market conditions, the fund invests 99.5% of its total assets in cash, government securities, and/or fully collateralized repurchase agreements. Government securities include any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by Congress; or any certificate of deposit for any of the foregoing. In addition, the fund maintains a dollar-weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The securities will have remaining maturities of 397 days or less (including variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less).
All portfolio holdings are limited to those that, at the time of purchase, are eligible securities as defined by Rule 2a-7 under the Investment Company Act.
U.S. Government Money Market does not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.
Fund Investments and Risks
Investment Strategies and Risks
This section describes investment vehicles and techniques the portfolio managers can use in managing a fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund’s overall risk profile.
Asset-Backed Securities (ABS)
To the extent permitted by its investment objective and policies, each fund may invest in ABS. ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of ABS to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market’s perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, the financial institution providing any credit enhancement, and subordination levels.
Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower’s other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the ABS’s par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.
Some types of ABS may be less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.
The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although a fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.
ABS are generally issued in more than one class, each with different payment terms. Multiple class ABS may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (ABS entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.
Bank Loans
Each fund, other than the money market funds, may invest in bank loans, which include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically, these loans hold a senior position in the borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans are usually rated non-investment grade by the rating agencies. An economic downturn generally leads to higher non-payment and default rates by borrowers, and a bank loan can lose a substantial part of its value due to these and other adverse conditions and events. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A fund’s investments in bank loans are subject to credit risk, and there is no assurance that the liquidation of collateral would satisfy the claims of the borrower’s obligations in the event of non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. The interest rates on many bank loans reset frequently, and therefore investors are subject to the risk that the return will be less than anticipated when the investment was first made. Most bank loans, like most investment grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment grade bonds and there may be less publicly available information about them.
A fund eligible to invest in bank loans may purchase bank loans from other lenders (sometimes referred to as loan assignments) or it may also acquire a participation interest in another lender’s portion of the bank loan. Large bank loans to corporations or governments may be shared or syndicated among several lenders, usually commercial or investment banks. A fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. Risks of being a lender include credit risk (the borrower’s ability to meet required principal and interest payments under the terms of the loan), industry risk (the borrower’s industry’s exposure to rapid change or regulation), financial risk (the effectiveness of the borrower’s financial policies and use of leverage), liquidity risk (the adequacy of the borrower’s back-up sources of cash), and collateral risk (the sufficiency of the collateral’s value to repay the loan in the event of non-payment or default by the borrower). If a fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.
In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. To mitigate these risks, the fund monitors its short-term liquidity needs in light of the longer settlement period of bank loans. Some bank loan interests may not be registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.

Bank Obligations
Negotiable certificates of deposit (CDs) evidence a bank’s obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the funds may buy.

CD Type	Issuer
Domestic	Domestic offices of U.S. banks
Yankee	U.S. branches of foreign banks
Eurodollar	Issued in London by U.S., Canadian, European and Japanese banks
Schedule B	Canadian subsidiaries of non-Canadian banks
To the extent permitted by their investment objective and policies, the funds may also buy bankers’ acceptances, bank notes and time deposits. Bankers’ acceptances are used to finance foreign commercial trade. Issued by a bank with an importer’s name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank’s obligation to cover the transaction if the importer fails to do so.
Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.
Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.
The bank obligations the portfolio managers may buy generally are not insured by the FDIC or any other insurer.
Collateralized Debt Obligations
Each fund, other than Prime Money Market and U.S. Government Money Market, may invest in collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”), and other similarly structured investments. CBOs and CLOs are types of asset backed securities. A CLO is a trust or other special purpose entity that is typically collateralized by a pool of loans, which may include, among others, U.S. and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. A CBO is generally a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. The risks of an investment in a CDO depend largely on the type of the collateral backing the obligation and the class of the CDO in which a fund invests. CDOs are subject to credit, interest rate, valuation, prepayment and extension risks. These securities are also subject to risk of default on the underlying asset, particularly during periods of economic downturn. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Commercial Paper
The funds, other than U.S. Government Money Market, may invest in commercial paper (CP) that is issued by utility, financial, and industrial companies, supranational organizations and foreign governments and their agencies and instrumentalities. Rating agencies assign ratings to short-term securities (including CP) issuers indicating the agencies’ assessment of credit risk. Short-term ratings assigned by certain rating agencies are provided in the Explanation of Fixed-Income Securities Ratings, Appendix D.
Some examples of CP and CP issuers are provided in the following paragraphs.
Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S. industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.
Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan Chase & Company and First Union National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.
Thrift CP is issued by major federal- or state-chartered savings and loan associations and savings banks.
Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as CP, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation. CP issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.
Asset-backed CP is issued by corporations through special programs. In a typical program, a special purpose corporation (SPC), created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of CP to purchase receivables or other financial assets from one or more corporations (sellers). The sellers transfer their interest in the receivables or other financial assets to the SPC, and the cash flow from the receivables or other financial assets is used to pay interest and principal on the CP. Letters of credit or other forms of credit enhancement may be available to cover the risk that the cash flow from the receivables or other financial assets will not be sufficient to cover the maturing CP.
Convertible Securities
High-Yield, NT High Income , Short Duration Strategic Income and Strategic Income may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.
The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.
Counterparty Risk
A fund will be exposed to the credit risk of the counterparties with which, or the brokers, dealers and exchanges through which, it deals, whether it engaged in exchange traded or off-exchange transactions. If a fund’s futures commission merchant, (FCM) becomes bankrupt or insolvent, or otherwise defaults on its obligations to the fund, the fund may not receive all amounts owed to it in respect of its trading, despite the clearinghouse fully discharging all of its obligations. The Commodity Exchange Act requires an FCM to segregate all funds received from its customers with respect to regulated futures transactions from such FCM’s proprietary funds. If an FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of an FCM. Furthermore, in the event of an FCM’s bankruptcy, a fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts, even though certain property specifically traceable to the fund (for example, U.S. Treasury bills deposited by the fund) was held by an FCM. FCM bankruptcies have occurred in which customers were unable to recover from the FCM’s estate the full amount of their funds on deposit with such FCM and owing to them. Such situations could arise due to various factors, or a combination of factors, including inadequate FCM capitalization, inadequate controls on customer trading and inadequate customer capital. In addition, in the event of the bankruptcy or insolvency of a clearinghouse, the fund might experience a loss of funds deposited through its FCM as margin with the clearinghouse, a loss of unrealized profits on its open positions, and the loss of funds owed to it as realized profits on closed positions. Such a bankruptcy or insolvency might also cause a substantial delay before the fund could obtain the return of funds owed to it by an FCM who was a member of such clearinghouse.
Because bi-lateral derivative transactions are traded between counterparties based on contractual relationships, a fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. Although each fund intends to enter into transactions only with counterparties which the advisor believes to be creditworthy, there can be no assurance that a counterparty will not default and that the funds will not sustain a loss on a transaction as a result. In situations where a fund is required to post margin or other collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, a fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and a fund may be exposed to the risk of a court treating a fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.

A fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which a fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that a fund will not sustain a loss on a transaction as a result.
Transactions entered into by a fund may be executed on various U.S. and non-U.S. exchanges, and may be cleared and settled through various clearinghouses, custodians, depositories and prime brokers throughout the world. Although a fund attempts to execute, clear and settle the transactions through entities the advisor believes to be sound, there can be no assurance that a failure by any such entity will not lead to a loss to a fund.
Cyber Security Risk
As the funds increasingly rely on technology and information systems to operate, they become susceptible to operational risks linked to security breaches in those information systems. Both calculated attacks and unintentional events can cause failures in the funds’ information systems. Cyber attacks can include acquiring unauthorized access to information systems, usually through hacking or the use of malicious software, for purposes of stealing assets or confidential information, corrupting data, or disrupting fund operations. Cyber attacks can also occur without direct access to information systems, for example by making network services unavailable to intended users. Cyber security failures by, or breaches of the information systems of, the advisor, distributors, broker-dealers, other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities the fund invests in may also cause disruptions and impact the funds’ business operations. Breaches in information security may result in financial losses, interference with the funds’ ability to calculate NAV, impediments to trading, inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Additionally, the funds may incur substantial costs to prevent future cyber incidents. The funds have business continuity plans in the event of, and risk management systems to help prevent, such cyber attacks, but these plans and systems have limitations including the possibility that certain risks have not been identified. Moreover, the funds do not control the cyber security plans and systems of our service providers and other third party business partners. The funds and their shareholders could be negatively impacted as a result.
Derivative Instruments
To the extent permitted by its investment objectives and policies, each fund may invest in instruments that are commonly referred to as derivative instruments. Generally, a derivative instrument is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index. Examples of common derivative instruments include futures contracts, warrants, structured notes, credit default swaps, options contracts, swap transactions and forward currency contracts.
Certain derivative instruments may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), commercial and residential mortgage-backed securities (MBS and CMBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.
Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. In addition, structured investments are subject to the risks that the issuers of the underlying securities may be unable or unwilling to repay principal and interest (credit risk), and that issuers of the underlying securities may request to reschedule or restructure outstanding debt and to extend additional loan amounts (prepayment risk).
Some derivative instruments, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.
There are many different types of derivative instruments and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
The return on a derivative instrument may increase or decrease, depending upon changes in the reference index or instrument to which it relates.
There is a range of risks associated with investments in derivatives, including:

•
the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative instrument will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;

•	the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;

•
the risk that daily limits on price fluctuations and speculative position limits on exchanges on which a fund may conduct its transactions in derivative instruments may prevent profitable liquidation of positions, subjecting a fund to the potential of greater losses;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment;

•	the risk that a fund will have an obligation to deliver securities or currency pursuant to a derivatives transaction that such fund does not own at the inception of the derivatives trade;

•	the risk that the counterparty will fail to perform its obligations; and

•	the risk that a fund will be subject to higher volatility because some derivative instruments create leverage.
A fund may not invest in a derivative instrument if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund’s prospectus. The funds’ Board of Trustees has reviewed the advisor’s policy regarding investments in derivative instruments. That policy specifies factors that must be considered in connection with a purchase of derivative instruments. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative instruments to the Board of Trustees as necessary.
Distressed Investments
Distressed investments generally entail greater risks due to such things as sensitivity to general economic and capital market conditions, interest rates, risks associated with leveraged companies and risks inherent in investing in companies experiencing financial and operating distress (e.g., issuer credit risk). Distressed investments generally have very low credit ratings or are unrated by credit rating agencies.
Greater Risk of Loss  -   These investments are regarded as highly speculative. There is a greater risk that issuers of lower-rated investments will default than issuers of higher-rated investments, and some may be subject to bankruptcy proceedings or may be in default as to the repayment of principal and/or interest. Issuers of lower-rated investments generally are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, distressed debt investments are frequently subordinated to the prior payment of senior indebtedness or have claims that are otherwise junior in priority with regard to the issuer’s assets. If an issuer fails to pay principal or interest, the fund would experience a decrease in income and a decline in the market value of its investments. These investments carry a much greater risk of default and loss, which could include the loss of the entire amount of the investment.
Valuation Difficulties  - It is often more difficult to value distressed and other lower-rated investments than higher-rated investments. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, lower-rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in some distressed and lower-rated investments, valuation of such investments is much more dependent on judgment than is the case with higher-rated investments.
Liquidity  - There may be no established secondary or public market for investments in distressed and other lower-rated investments. Such investments generally are traded in markets that are less liquid than the market for higher-rated investments. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated investments. As a result, the fund may be required to sell investments at substantial losses, or may be unable to sell investments.
Equity Equivalents
In addition to investing in common stocks, High-Yield, NT High Income , Short Duration Strategic Income and Strategic Income may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock, convertible securities, alternative entity securities, Exchange-Traded Funds (“ETFs”), and warrants and options. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.
Preferred stock is a type of equity security that generally pays dividends at a specified rate and has preference over common stock in the liquidation of assets and payment of dividends. Preferred stock does not ordinarily carry voting rights. Unlike interest payments on a fixed-income security, preferred stock dividends are only payable if declared by the issuer’s board of directors. A board of directors, however, is usually not obligated to pay dividends even if they have accrued. Additionally, if an issuer of preferred stock experiences economic or financial difficulties, its preferred stock may lose value due to the reduced likelihood that its board of directors will declare a dividend. Preferred stocks are typically subordinated to bonds and other debt instruments in an issuer’s capital structure, in which case, preferred stock dividends are usually paid only after the company makes required payments to those bond and other debt holders. Consequently, the value of preferred stock may react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or prospects. Preferred stock may be substantially less liquid than other securities.
Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.
Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.
Foreign Currency Exchange Transactions
The funds, other than the money market funds, may conduct foreign currency transactions on a spot basis (i.e., for prompt delivery and settlement) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions for hedging or any lawful purpose). See Derivative Instruments, page 11. Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.
Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)
Settlement Hedges or Transaction Hedges. When the portfolio managers wish to lock in the U.S. dollar price of or proceeds from a foreign currency denominated security when a fund is purchasing or selling the security, a fund may enter into a forward contract to do so. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as “anticipatory hedging.”

(2)
Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund’s best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)
Shifting Currency Exposure. A fund may also enter into forward contracts to shift its investment exposure from one currency into another for hedging purposes or to enhance returns. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team’s skill in analyzing currency values. Currency management strategies may substantially subject a fund’s investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency’s value rose at a time when the portfolio managers hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency’s appreciation. Similarly, if the portfolio managers increase a fund’s exposure to a currency and that currency’s value declines, a fund will sustain a loss. There is no assurance that the portfolio managers’ use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.
The fund will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund’s custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund’s commitments under forward contracts entered into with respect to position hedges, settlement hedges, anticipatory hedges and shifting currency exposure.
The funds, except money market funds, may also invest in nondeliverable forward (NDF) currency transactions. An NDF is a transaction that represents an agreement between the fund and a counterparty to buy or sell a specified amount of a particular currency at an agreed upon foreign exchange rate on a future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of an NDF transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any difference between the foreign exchange rate agreed upon at the inception of the NDF agreement and the actual exchange rate on the agreed upon future date. The funds may use an NDF contract to gain exposure to foreign currencies which are not internationally traded or if the markets for such currencies are heavily regulated or highly taxed. When currency exchange rates do not move as anticipated, a fund could sustain losses on the NDF transaction. This risk is heightened when the transactions involve currencies of emerging market countries. Additionally, certain NDF transactions which involve currencies of less developed countries or with respect to certain other currencies, may be relatively illiquid.
Foreign Securities
High-Yield may invest up to 40% of its assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Diversified Bond, NT Diversified Bond, NT High Income , Short Duration Strategic Income and Strategic Income may invest an unlimited portion of their assets in such securities. Subject to the limit of 10% for non-dollar-denominated securities, Core Plus and Short Duration may invest an unlimited portion of their assets in such securities. Short Duration Inflation Protection Bond may invest all of its assets in inflation-linked U.S. dollar-denominated foreign securities, or up to 20% of its assets in inflation-linked non-U.S. dollar-denominated securities. Short Duration Inflation Protection Bond may also invest up to 20% of its assets in non-U.S. dollar-denominated securities that are not inflation-linked. Securities of foreign issuers may trade in the U.S. or foreign securities markets. Securities of foreign issuers may trade in the U.S. or foreign securities markets.
Prime Money Market may invest in U.S. dollar-denominated foreign securities, and may not invest in non-U.S. dollar-denominated foreign securities. Currently, the only U.S. dollar-denominated foreign securities held outside the United States in which Prime Money Market expects to invest are Euro CDs, which are held in England. As a result, the fund’s exposure to the following foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States.
Consistent with their investment restrictions, the funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. American Depositary Receipts (“ADRS”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
Subject to its investment objective and policies, each fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments. The funds consider a security to be a developed country security if its issuer is located in the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Securities issued outside of the countries on this list are considered emerging market securities. Securities of foreign issuers may trade in the U.S. or foreign securities markets.
Investments in foreign securities generally involve greater risks than investing in securities of domestic companies, including:
Currency Risk – The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.
Social, Political and Economic Risk – The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.
Regulatory Risk – Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, and there may be less stringent investor protection and disclosure standards in some foreign markets. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.
Market and Trading Risk – Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid, more volatile and harder to value than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.
Clearance and Settlement Risk – Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.
Ownership Risk – Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.
Sanctions – The U.S. may impose economic sanctions against companies in various sectors of certain countries. This could limit a fund’s investment opportunities in such countries, impairing the fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a fund to freeze its existing investments in sanctioned companies, prohibiting the fund from selling or otherwise transacting in these investments. Current sanctions or the threat of potential sanctions may also impair the value or liquidity of affected securities and negatively impact a fund.
Emerging Markets Risk – Each fund may invest its holdings in securities of issuers located in emerging market (developing) countries. The funds consider “emerging market countries” to include all countries that are not considered by the advisor to be developed countries, which are listed on page 15.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries.
Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.
The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.
Futures and Options
The funds, other than the money market funds, may enter into futures contracts, options or options on futures contracts. The funds may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to:

•	protect against a decline in market value of a fund’s securities (taking a short futures position), or

•	protect against the risk of an increase in market value for securities in which a fund generally invests at a time when a fund is not fully invested (taking a long futures position), or

•	provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.
Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.
Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.
For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The portfolio managers may engage in futures and options transactions based on securities indices that are consistent with a fund’s investment objective. An example of an index that may be used is the S&P 500® Index for equity funds. The portfolio managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.
Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).
Unlike when a fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, a fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of a fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by a fund as unrealized gains or losses. At any time prior to expiration of the future, a fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.
By buying a put option, a fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price and in return a fund pays the current market price for the option (known as the option premium). A fund may terminate its position in a put option it has purchased by allowing it to expire, by exercising the option or by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a fund will lose the entire premium it paid. If a fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss limited to the amount of the premium paid, plus related transaction costs.
The features of call options are essentially the same as those of put options, except that the buyer of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. The buyer of a typical call option can expect to realize a gain if the value of the underlying instrument increases substantially and can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
When a fund writes a put option, it takes the opposite side of the transaction from the option’s buyer. In return for the receipt of the premium, a fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. Otherwise, a fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the price of the underlying instrument rises, a put writer would generally realize as profit the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put writer would expect to suffer a loss.
A fund writing a call option is obligated to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. Writing calls generally is a profitable strategy if the price of the underlying instrument remains the same or falls. A call writer offsets part of the effect of a price decline by receipt of the option premium, but gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.
Risks Related to Futures and Options Transactions
Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund’s return.
A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.
A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.
Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Options on Futures
By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.
Some funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, a fund would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.
Restrictions on the Use of Futures Contracts and Options
Each non-money market fund may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted by its investment policies and the Commodity Futures Trading Commission (CFTC) rules. The advisor to each fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the advisor is not subject to registration or regulation as a commodity pool operator under that Act with respect to its provision of services to each fund.
The CFTC recently adopted certain rule amendments that may impose additional limits on the ability of a fund to invest in futures contracts, options on futures, swaps, and certain other commodity interests if its investment advisor does not register with the CFTC as a “commodity pool operator” with respect to such fund. It is expected that the funds will be able to execute their investment strategies within the limits adopted by the CFTC’s rules. As a result, the advisor does not intend to register with the CFTC as a commodity pool operator on behalf of any of the funds. In the event that one of the funds engages in transactions that necessitate future registration with the CFTC, the advisor will register as a commodity pool operator and comply with applicable regulations with respect to that fund.
To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts, options and swap agreements.
Inflation-linked Securities
Core Plus, Diversified Bond, High-Yield, NT Diversified Bond, NT High Income , Short Duration, Short Duration Inflation Protection Bond, Short Duration Strategic Income and Strategic Income may purchase inflation-linked securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.
Inflation-linked securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-linked securities provide this protected return only if held to maturity. In addition, inflation-linked securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-linked securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-linked securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.
An investment in securities featuring inflation-indexed principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-indexed principal of the security or the value of the stripped components will decrease. If any of these possibilities are realized, a fund’s net asset value could be negatively affected.
Inflation-linked Treasury Securities
Inflation-linked U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-linked U.S. Treasury securities may be issued in either note or bond form. Inflation-linked U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-linked U.S. Treasury bonds have maturities of more than 10 years.
Inflation-linked U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-linked U.S. Treasury securities are auctioned and issued on a quarterly basis.
Structure and Inflation Index – The principal value of inflation-linked U.S. Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-linked U.S. Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (Consumer Price Index) published monthly by the U.S. Department of Labor’s Bureau of Labor Statistics.
Semiannual coupon interest payments are made at a fixed percentage of the inflation-linked principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-linked U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.
Indexing Methodology - The principal value of inflation-linked U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-linked principal amount by one-half the stated rate of interest on each interest payment date.
Taxation - The taxation of inflation-linked U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-indexed principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made, investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.
Inflation-linked U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-indexed principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-linked U.S. Treasury securities would not generate enough cash in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-linked U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.
Investors in a fund will receive dividends that represent both the interest payments and the principal adjustments of the inflation-linked securities held in the fund’s portfolio. An investment in a fund may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-linked securities. For more information about taxes and their effect on you as an investor in the funds, see Taxes, page 60 .
U.S. Government Agencies
A number of U.S. government agencies and instrumentalities other than the U.S. Treasury may issue inflation-linked securities. Some U.S. government agencies have issued inflation-linked securities whose design mirrors that of the inflation-linked U.S. Treasury securities described above.
Other Entities
Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-linked securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-linked U.S. Treasury securities described above, others utilize different structures. For example, the principal value of these securities may be adjusted with reference to the Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.
Inverse Floaters
Each fund, other than the money market funds, may hold inverse floaters. An inverse floater is a type of derivative instrument that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).
Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.
In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)
Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii)
Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.
Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.
The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.
Investments in Issuers with Limited Operating Histories
The funds  may invest in securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.
Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.
For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund’s investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.
Loan Participations
Each fund, except for U.S. Government Money Market, may purchase loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.
Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not the least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. In addition, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.
Another concern is liquidity. Because there is no established secondary market for loan participations, a fund’s ability to sell them for cash is limited. Some participation agreements place limitations on the investor’s right to resell the loan participation, even when a buyer can be found.
Loan Participation Notes
In terms of their functioning and investment risk, loan participation notes (“LPNs”) are comparable to an investment in “normal” bonds. In return for the investor’s commitment of capital, the issuer makes regular interest payments and, at maturity or in accordance with an agreed upon amortization schedule, the note is repaid at par.
However, in contrast to “normal” bonds, there are three parties involved in the issuance of an LPN. The legal issuer, typically a bankruptcy-remote, limited purpose entity, issues notes to investors and uses the proceeds received from investors to make loans to the borrower-with each loan generally having substantially identical payment terms to the related note issued by the issuer. The borrower is typically an operating company, and the issuer’s obligations under a note are typically limited to the extent of any capital repayments and interest payments made by the borrower under the related loan. Accordingly, the investor generally assumes the credit risk of the underlying borrower. The loan participation note structure is generally used to provide the borrower more efficient financing in the capital markets than the borrower would be able to obtain if it issued notes directly.
In the event of a default by the borrower of an LPN, the fund may experience delays in receiving payments of interest and principal while the note issuer enforces and liquidates the underlying collateral, and there is no guarantee that the underlying collateral will cover the principal and interest owed to the fund under the LPN.
LPNs are generally subject to liquidity risk. Even though an LPN may be traded on an exchange there can be no assurance that a liquid market will develop for the LPNs, that holders of the LPNs will be able to sell their LPNs, or that such holders will be able to sell their LPNs for a price that reflects their value.

Depending on the creditworthiness of the underlying borrower, LPNs may be subject to the risk of investing in high-yield securities. Additionally, LPNs are generally utilized by foreign borrowers and therefore may be subject to the risk of investing in foreign securities and emerging market risk. Such foreign risk could include interest payments being subject to withholding tax.
Loans of Portfolio Securities
To realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.
Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays or costs in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern:

•	the type and amount of collateral that must be received by the fund;

•	the circumstances under which additions to that collateral must be made by borrowers;

•	the return to be received by the fund on the loaned securities;

•	the limitations on the percentage of fund assets on loan; and

•	the credit standards applied in evaluating potential borrowers of portfolio securities.
In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.
Mortgage-Related Securities
To the extent permitted by its investment objective and policies, each fund may invest in mortgage-related securities.
Background
A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.
Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.
Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.
As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.
A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.
GNMA Certificates
The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans’ Affairs under the Servicemen’s Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.
GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans; (b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans

(GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower’s monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.
Recent Events Regarding Fannie Mae and Freddie Mac
Since September 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA). In addition, the U.S. Treasury has entered into senior preferred stock purchase agreements (PSPA) to provide additional financing to Fannie Mae and Freddie Mac. Three amendments have been made to the original agreement and PSPA, each of which has further strengthened the credit worthiness of these entities. The most recent amendment eliminates the requirement to pay a 10% preferred stock dividend in exchange for a quarterly sweep of net worth. This in turn eliminates any need to borrow from the Treasury to pay dividends and was intended to strengthen the financial commitment to these enterprises.
The future status and role of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior preferred stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative, regulatory, or legal action that alters the operations, ownership, structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.
Fannie Mae Certificates
The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.
Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans; (d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.
Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government.
Freddie Mac Certificates
The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.
Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.
Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

Collateralized Mortgage Obligations (CMOs)
A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans’ Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.
In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.
As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.
Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.
The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.
As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.
The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche—known as a companion bond, support or non-PAC bond—that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.
Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the London Interbank Offered Rate (LIBOR). Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.
Stripped Mortgage-Backed Securities (Core Plus, Diversified Bond, High-Yield, NT Diversified Bond, NT High Income, Short Duration, Short Duration Inflation Protection Bond, Short Duration Strategic Income and Strategic Income only)
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.
The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund’s other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.
Commercial Mortgage-Backed Securities (CMBS)
CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.
CMBS may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security (IO), and all of the principal is distributed to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the cases of IOs, prepayments affect the amount of cash flows provided to the investor. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. However, because commercial mortgages are often locked out from prepayment, or have high prepayment penalties or a defeasance mechanism, the prepayment risk associated with a CMBS IO class is generally less than that of a residential IO.
Adjustable Rate Mortgage Securities
Adjustable rate mortgage securities (ARMs) have interest rates that reset at periodic intervals. Acquiring ARMs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMs are based. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed-income securities and less like adjustable rate securities and are subject to the risks associated with fixed-income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Mortgage Dollar Rolls
Core Plus, Diversified Bond, NT Diversified Bond, Short Duration, Short Duration Inflation Protection Bond, Short Duration Strategic Income and Strategic Income may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in high-quality, short duration investments, which may enhance the fund’s current yield and total return. Such investments may have a leveraging effect, increasing the volatility of the fund.
For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.
A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.
Municipal Obligations
To the extent consistent with the funds’ investment objectives and policies the funds may invest in tax-exempt or taxable municipal obligations, which are generally issued by state and local governments or government entities. Interest payments from municipal obligations are generally exempt from federal income tax. Interest payments from certain municipal obligations, however, are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of these taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state. The funds do not expect to be eligible to pass through to shareholders the tax-exempt character of interest on municipal obligations.

Municipal Bonds
To the extent consistent with the funds’ investment objectives and policies the funds may invest in municipal bonds, which generally have maturities of more than one year when issued and are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.
General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer’s full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.
Revenue bonds are not backed by an issuer’s taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities, schools and hospitals.
Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility’s operator to meet financial obligations and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.
Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, the fund may have to treat the security’s final maturity as its effective maturity, lengthening the fund’s weighted average maturity and increasing the volatility of the fund.
Municipal Notes
To the extent consistent with the funds’ investment objectives and policies the funds may invest in municipal notes, which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.
Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer’s full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.
Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.
Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.
Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state’s General Fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.
Other Investment Companies
To the extent consistent with the fund’s investment policies and restrictions, each of the funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies. Under the Investment Company Act, a fund’s investment in such securities, subject to certain exceptions, currently is limited to:

•	3% of the total voting stock of any one investment company;

•	5% of the fund’s total assets with respect to any one investment company; and

•	10% of the fund’s total assets in the aggregate.
In reliance on Section 12(d)(1)(G) and Rule 12d1-2 of the Investment Company Act, Core Plus, Short Duration Strategic Income and Strategic Income may invest in affiliated investment companies (other American Century mutual funds) and unaffiliated investment companies in excess of the limitations described above.
A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.
Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.
ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.
Repurchase Agreements
Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.
A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time a fund’s money is invested in the security.
Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. A fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.
The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and the funds will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund’s advisor. U.S. Government Money Market may only enter repurchase agreement transactions when the repurchase agreements are collateralized by cash or government securities.
Repurchase agreements maturing in more than seven days would count toward a fund’s limit on illiquid securities.
Restricted and Illiquid Securities
Each fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund’s criteria for selection. Restricted securities include securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration, or that are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered “restricted securities,” they are not necessarily illiquid.
With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund’s liquidity.
The funds may also receive some private equity as a result of reorganizations, bankruptcy proceedings, or other corporate actions. Such private equity may be illiquid.
Neither Prime Money Market nor U.S. Government Money Market will acquire illiquid securities if, as a result, illiquid securities would comprise more than 5% of the value of that fund’s total assets. Each of the other funds may invest no more than 15% of the value of its net assets in illiquid securities.
Short Sales (for cash management purposes only)
Core Plus, Diversified Bond, High-Yield, NT Diversified Bond, NT High Income , Short Duration, Short Duration Strategic Income and Strategic Income may engage in short sales for cash management purposes only, if, at the time of the short sale, the funds own or have the right to acquire securities equivalent in kind and amount to the securities being sold short.
In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the fund’s custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but a fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities
To meet anticipated redemptions, anticipated purchases of additional securities for the fund’s portfolio, or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.
Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

•	Commercial Paper;

•	Certificates of Deposit and Euro Dollar Certificates of Deposit;

•	Bankers’ Acceptances;

•	Short-term notes, bonds, debentures or other debt instruments;

•	Repurchase agreements; and

•	Money market funds.
Swap Agreements
Core Plus, Diversified Bond, High-Yield, NT Diversified Bond, NT High Income , Short Duration, Short Duration Inflation Protection Bond, Short Duration Strategic Income and Strategic Income may invest in swap agreements, consistent with their investment objective and strategies. A fund may enter into a swap agreement to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, including inflation indexes, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The funds may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.
Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness or that are cleared through a Derivatives Clearing Organization (“DCO”). Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements.
The swaps market is an evolving market and was largely unregulated prior to the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The Dodd-Frank Act and related regulatory developments have imposed several new requirements on swap market participants, including: (i) new registration and business conduct requirements on swap dealers; (ii) mandatory execution of certain swaps on swap execution facilities or designated contract markets; and (iii) mandatory clearing of certain swaps with DCOs. The mandatory execution and clearing requirements will occur on a phased-in basis. Although central clearing is designed to decrease counterparty risk, it does not do so entirely since a fund will still be subject to the credit risk of the central clearing entity. In addition, swaps that are not cleared will be subject to regulatory collateral requirements that could limit or adversely affect a fund’s ability to enter into such swaps. Additionally, such collateral requirements, or other government regulations, could cause a fund to terminate new or existing swaps or to realize amounts to be received under such instruments at inopportune times.

Tender Option Bonds
Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. Only High-Yield, NT High Income, Short Duration Strategic Income, Strategic Income and Prime Money Market may purchase these instruments.
TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider’s short-term rating and the underlying bond’s long-term rating.
There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the fund’s TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.
U.S. Government Securities
The funds may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.
Variable-, Floating- and Auction-Rate Securities
Variable- and floating-rate securities, including floating-rate notes (FRNs), provide for periodic adjustments to the interest rate. The adjustments are generally based on an index-linked formula, or determined through a remarketing process.
These types of securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution. One example is the variable-rate demand note (VRDN). VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par. VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7.
Auction Rate Securities (ARS) are variable rate bonds whose interest rates are reset at specified intervals through a Dutch auction process. A Dutch auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the ARS to take place at par. All accepted bids and holders of the ARS receive the same rate. ARS holders rely on the liquidity generated by the Dutch auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an ARS may become illiquid until either a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.
When-Issued and Forward Commitment Agreements
The funds may engage in securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.
 For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash-and-carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.
When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While a fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.
In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.
Zero-Coupon, Step-Coupon, Range Floaters and Pay-In-Kind Securities
Each fund may purchase zero-coupon debt securities. Zero-coupon debt securities do not make regular cash interest payments, and are sold at a deep discount to their face value.
Each fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.
Finally, High-Yield, NT High Income , Short Duration Strategic Income and Strategic Income may purchase pay-in-kind securities that do not make regular cash interest payments, but pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate.
Although zero-coupon, pay-in-kind and certain range floaters and step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.
Investment Policies
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.
For purposes of the funds’ investment policies, the party identified as the “issuer” of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.
Fundamental Investment Policies
The funds’ fundamental investment policies are listed below. These investment policies, a fund’s status as diversified, and, except for NT High Income, Short Duration Strategic Income and Strategic Income, the investment objective of each fund as set forth in its prospectus, may not be changed without approval of a majority of the outstanding votes of shareholders of a fund. Under the Investment Company Act, the vote of a majority of the outstanding votes of shareholders means, the vote of (A) 67 percent or more of the voting securities present at a shareholder meeting, if the holders of more than 50 percent of the outstanding voting securities are present or represented by proxy; or (B) more than 50 percent of the outstanding voting securities, whichever is less.

Subject	Policy
Senior Securities	A fund may not issue senior securities except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that Prime Money Market may invest more than 25% of its total assets in the financial services industry.

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities
A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit a fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.
For purposes of the investment policy relating to senior securities, a fund may borrow from any bank provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of such fund. In the event that such asset coverage falls below 300%, the fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%. In addition, when a fund enters into certain transactions involving potential leveraging, it will hold offsetting positions or segregate assets to cover such obligations at levels consistent with the guidance of the SEC and its staff.
For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s net assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial services industries for Prime Money Market), provided that:

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations (except that an Industrial Development Bond backed only by the assets and revenues of a non-governmental user will be deemed to be an investment in the industry represented by such user);

(b)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

(d)	personal credit and business credit businesses will be considered separate industries.
Nonfundamental Investment Policies
In addition, the funds are subject to the following investment policies that are not fundamental. These policies, along with the investment objectives of NT High Income , Short Duration Strategic Income and Strategic Income as set forth in each fund’s prospectus, may be changed by the Board of Trustees.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Futures and Options
The funds, other than money market funds, may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged transactions if it would be possible for the fund to lose more than the notional value of the investment. The money market funds may not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (5% of its total assets for a money market fund) would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales
A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin
A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.
Temporary Defensive Measures
For temporary defensive purposes, each fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

•	interest-bearing bank accounts or certificates of deposit;

•	U.S. government securities and repurchase agreements collateralized by U.S. government securities; and

•	other money market funds.
To the extent a fund assumes a defensive position, it may not achieve its investment objective.
Portfolio Turnover
The portfolio turnover rate of each fund (except money market funds) for its most recent fiscal year is included in the Fund Summary section of that fund’s prospectus. The portfolio turnover rate for such funds’ last five fiscal years (or a shorter period if the fund is less than five years old) is shown in the Financial Highlights tables in the prospectus. Because of the short-term nature of the money market funds’ investments, portfolio turnover rates are not generally used to evaluate their trading activities.
For each fund other than the money market funds, the portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund’s investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers’ expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.
Because investment decisions are based on a particular security’s anticipated contribution to a fund’s investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund’s investment objective. As a result, a fund’s annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover could result in greater trading costs, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by a fund, if any, because short-term capital gains are taxable as ordinary income.
Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.
Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers’ investment outlook.

Disclosure of Portfolio Holdings
The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.
Distribution to the Public
Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on americancentury.com at approximately the same time. In addition, Prime Money Market and U.S. Government Money Market disclose detailed month-end portfolio holdings information on americancentury.com within five business days after the end of each month. This information will remain available on americancentury.com for at least six months after posting. These funds also file more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. These disclosures are in addition to the portfolio disclosure for each fund in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.
Top 10 holdings for each fund will be made available for distribution 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Portfolio characteristics that are derived from portfolio holdings but do not identify any specific security will be made available for distribution 15 days after the end of the period to which such data relates. Characteristics that identify any specific security will be made available 30 days after the end of the period to which such data relates. Characteristics in both categories will generally be posted on americancentury.com at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.
Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings only in annual and semi-annual shareholder reports and on Form N-Q. These funds will make long holdings available for distribution 30 days after the end of each calendar quarter, but the funds will keep short holdings confidential. Top 10 long holdings and portfolio characteristics will be made available for distribution in accordance with the policies set forth above.
Accelerated Disclosure
The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.
Ongoing Arrangements
Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.
In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds’ distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department. The advisor’s compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.
Those parties who have entered into non-disclosure agreements as of December 31, 2016 are as follows:

•	AllianceBernstein L.P.

•	American Fidelity Assurance Co.

•	Ameritas Life Insurance Corporation

•	AMP Capital Investors Limited

•	Annuity Investors Life Insurance Company

•	Aon Hewitt Investment Consulting

•	Athene Annuity & Life Assurance Company

•	AUL/American United Life Insurance Company

•	AXA Equitable Funds Management Group, LLC

•	Bell Globemedia Publishing

•	Bellwether Consulting, LLC

•	Bidart & Ross, Inc.

•	BNY Mellon Performance & Risk Analytics, LLC

•	Callan Associates, Inc.

•	Calvert Asset Management Company, Inc.

•	Cambridge Associates, LLC

•	Cambridge Financial Services, Inc.

•	Capital Cities, LLC

•	Charles Schwab & Co., Inc.

•	Cleary Gull Inc.

•	Commerce Bank

•	Connecticut General Life Insurance Company

•	Corning Incorporated

•	Curcio Webb LLC

•	DeAWM Distributors, Inc.

•	EquiTrust Life Insurance Company

•	Farm Bureau Life Insurance Company

•	First MetLife Investors Insurance Company

•	Fund Evaluation Group, LLC

•	Gavion, LLC

•	Great-West Financial Retirement Plan Services, LLC

•	The Guardian Life Insurance Company of America

•	Hewitt Associates LLC

•	ICMA Retirement Corporation

•	InvesTrust Consulting, LLC

•	Iron Capital Advisors

•	Jefferson National Life Insurance Company

•	JLT Investment Management Limited

•	John Hancock Financial Services, Inc.

•	Kansas City Life Insurance Company

•	Kmotion, Inc.

•	Korea Investment Management Co. Ltd.

•	Legal Super Pty Ltd.

•	The Lincoln National Life Insurance Company

•	Lipper Inc.

•	Marquette Associates

•	Massachusetts Mutual Life Insurance Company

•	Mercer Investment Management, Inc.

•	Merrill Lynch

•	MetLife Insurance Company USA

•	Midland National Life Insurance Company

•	Minnesota Life Insurance Company

•	Modern Woodmen of America

•	Montana Board of Investments

•	Morgan Stanley Smith Barney LLC

•	Morningstar Investment Management LLC

•	Morningstar, Inc.

•	Morningstar Investment Services, Inc.

•	MUFG Union Bank, NA

•	Mutual of America Life Insurance Company

•	National Life Insurance Company

•	Nationwide Financial

•	NEPC

•	The Newport Group

•	Nomura Asset Management U.S.A. Inc.

•	Nomura Securities International, Inc.

•	Northwestern Mutual Life Insurance Co.

•	NYLIFE Distributors, LLC

•	Old Mutual Global Investors (UK) Limited

•	Pacific Life Insurance Company

•	Pavilion Advisory Group Inc.

•	Principal Life Insurance Company

•	Prudential Financial

•	RidgeWorth Capital Management, Inc.

•	Rocaton Investment Advisors, LLC

•	RSM US Wealth Management LLC

•	RVK, Inc.

•	S&P Financial Communications

•	Security Benefit Life Insurance Co.

•	Shinhan BNP Paribas Asset Management

•	Slocum

•	SunTrust Bank

•	Symetra Life Insurance Company

•	Tokio Marine Asset Management Co., Ltd.

•	Towers Watson Investment Services, Inc.

•	Towers Watson Limited

•	UBS Financial Services, Inc.

•	UBS Wealth Management

•	Valic Financial Advisors Inc.

•	VALIC Retirement Services Company

•	Vestek Systems, Inc.

•	Voya Retirement Insurance and Annuity Company

•	Wells Fargo Bank, N.A.

•	Wilshire Associates Incorporated
Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)	Full holdings quarterly as soon as reasonably available;

(2)	Full holdings monthly as soon as reasonably available;

(3)	Top 10 holdings monthly as soon as reasonably available; and

(4)	Portfolio characteristics monthly as soon as reasonably available.
The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

Single Event Requests
In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.
In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.
Service Providers
Various service providers to the funds and the funds’ advisor must have access to some or all of the funds’ portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds’ custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information. In addition, the funds’ investment advisor may use analytical systems provided by third party data aggregators who have access to the funds’ portfolio holdings daily, with no lag. These data aggregators enter into separate non-disclosure agreements after authorization by an appropriate officer of the advisor. The agreements with service providers and data aggregators generally require that they treat the funds’ portfolio holdings information confidentially until the public distribution date and represent that the information will be used only for the legitimate services it provides (i.e., not for trading).
Additional Safeguards
The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders, including procedures to address conflicts between the interests of shareholders and those of the advisor and its affiliates. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. In the event that a request for portfolio holdings or characteristics creates a potential conflict of interest that is not addressed by the safeguards and procedures described above, the advisor’s procedures require that such requests may only be granted with the approval of the advisor’s legal department and the relevant chief investment officers. In addition, distribution of portfolio holdings information, including compliance with the advisor’s policies and the resolution of any potential conflicts that may arise, is monitored quarterly by the advisor’s compliance department. Finally, the funds’ Board of Trustees exercises oversight of disclosure of the funds’ portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.
Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.
The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.
Management
Board of Trustees
The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc. (NYSE mortgage arbitrage REIT)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001-present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009-present)	45	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	45	None
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2010 to 2011, 2013 to 2015); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	45	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University (2000-present); Chair, Department of Economics, Stanford University (2011-2014)	45	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	45	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	126	BioMed Valley Discoveries, Inc.
Qualifications of Trustees
Generally, no one factor was decisive in the selection of the trustees to the board. Qualifications considered by the board to be important to the selection and retention of trustees include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise performing senior policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the board; (v) the individual’s ability to work effectively with the other members of the board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective trustee. In addition, the individuals’ ability to review and critically evaluate information, their ability to evaluate fund service providers, their ability to exercise good business judgment on behalf of fund shareholders, their prior service on the board, and their familiarity with the funds are considered important assets.
While the board has not adopted a specific policy on diversity, it takes overall diversity into account when considering and evaluating nominees for trustee. The board generally considers the manner in which each trustee’s professional experience, background, skills, and other individual attributes will contribute to the effectiveness of the board. Additional information about each trustee’s individual educational and professional experience (supplementing the information provided in the table above) follows.
Tanya S. Beder: BA, Yale University; MBA, Harvard University; Fellow in Practice, International Center for Finance, Yale University, School of Management; Lecturer in Public Policy, Stanford University; formerly, Chief Executive Officer, Tribeca Global Management LLC (asset management firm); formerly, Managing Director and Head of Strategic Quantitative Investment Division, Caxton Associates LLC; formerly, President and Co-Founder, Capital Market Risk Advisors Inc.; formerly Founder and Chief Executive Officer, SB Consulting Corp.
Jeremy I. Bulow: BA, MA, Yale University; PhD, Massachusetts Institute of Technology; formerly, Director, Bureau of Economics, Federal Trade Commission
Anne Casscells: BA in British Studies, Yale University; MBA, Stanford Graduate School of Business; formerly Chief Investment Officer and Managing Director of Investment Policy Research, Stanford Management Company; formerly Vice President, Fixed Income Division, Goldman Sachs
Ronald J. Gilson: BA, Washington University; JD, Yale Law School; formerly, Attorney, Steinhart, Goldberg, Feigenbaum & Ladar
Frederick L.A. Grauer: BA in Economics, University of British Columbia; MA in Economics, University of Chicago; PhD in Business, Stanford University; formerly, Executive Chairman and Senior Advisor, Barclays Global Investors; Chairman and Chief Executive Officer, Wells Fargo Nikko Investment Advisors; and Vice President, Merrill Lynch Capital Markets Group; formerly, Faculty Member, Graduate School of Business, Columbia University and Alfred P. Sloan School of Management, Massachusetts Institute of Technology
Jonathan D. Levin: BA in English, BS in Mathematics, Stanford University; MPhil in Economics, Oxford University; PhD in Economics, Massachusetts Institute of Technology; Director of the Industrial Organization Program,National Bureau of Economic Research (2014-present); Senior Fellow, Stanford Institute for Economic Policy Research (2009-present)
Peter F. Pervere: BA in History, Stanford University; CPA; formerly, Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider); formerly, Vice President and Corporate Controller, Sybase, Inc.; formerly with accounting firm of Arthur Young & Co.
John B. Shoven: BA in Physics, University of California; PhD in Economics, Yale University; formerly Director of the Stanford Institute for Economic Policy Research; formerly, Chair of Economics and Dean of Humanities and Sciences, Stanford University
Jonathan S. Thomas: BA in Economics, University of Massachusetts; MBA, Boston College; formerly held senior leadership roles with Fidelity Investments, Boston Financial Services, Bank of America and Morgan Stanley; serves on the Board of Governors of the Investment Company Institute
Responsibilities of the Board
The board is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. Trustees also have significant responsibilities under the federal securities laws. Among other things, they:

•	oversee the performance of the funds;

•	oversee the quality of the advisory and shareholder services provided by the advisor;

•	review annually the fees paid to the advisor for its services;

•	monitor potential conflicts of interest between the funds and their affiliates, including the advisor;

•	oversee custody of assets and the valuation of securities; and

•	oversee the funds’ compliance program.
In performing their duties, board members receive detailed information about the funds and the advisor regularly throughout the year, and they meet in person at least quarterly with management of the advisor to review reports about fund operations. Certain Board committee members also hold periodic telephone meetings with management between quarterly board meetings. The trustees’ role is to provide oversight and not to provide day-to-day management.
The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ shareholders. They may increase or reduce the number of board members and may, subject to the Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more trustees who may exercise the powers and authority of the board as determined by the trustees. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any board committee and to any agent or employee of the funds or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a fund.
To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the board or member of the board to the attention of the Corporate Secretary at the following address: P.O. Box 418210, Kansas City, Missouri 64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@ americancentury.com. All shareholder communications received will be forwarded to the board or to the independent chairman of such board.
Board Leadership Structure and Standing Board Committees
Ronald J. Gilson currently serves as the independent chairman of the board and has served in such capacity since 2005. Of the board’s members, Jonathan S. Thomas is the only member who is an “interested person” as that term is defined in the Investment Company Act. The remaining members are independent trustees. The independent trustees meet separately to consider a variety of matters that are scheduled to come before the board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent trustee may serve as an officer or employee of a fund. The board has also established several committees, as described below. Each committee is comprised solely of independent trustees. The board believes that the current leadership structure, with independent trustees filling all but one position on the board, with an independent trustee serving as chairman of the board and with the board committees comprised only of independent trustees, is appropriate and allows for independent oversight of the funds.
The board has an Audit and Compliance Committee that approves the funds’ engagement of the independent registered public accounting firm and recommends approval of such engagement to the independent trustees. The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation (approving the funds’ or the trust’s valuation policy and receiving reports regarding instances of fair valuation thereunder), and receives regular reports from the advisor’s internal audit department. The committee also reviews the results of the funds’ compliance testing program, meets regularly with the funds’ Chief Compliance Officer, and monitors implementation of the funds’ Code of Ethics. The committee currently consists of Peter F. Pervere (chair), Tanya S. Beder, Anne Casscells and Ronald J. Gilson. It met four times during the fiscal year ended March 31, 2017 .
The board also has a Portfolio Committee that meets quarterly to review the investment activities and strategies used to manage the funds’ assets and monitor investment performance. The committee regularly receives reports from the advisor’s Chief Investment Officer, portfolio managers, credit analysts and other investment personnel concerning the funds’ investments. The committee also receives information regarding fund trading activities and monitors derivative usage. It currently consists of Jeremy I. Bulow (chair), Tanya S. Beder, Anne Casscells and Frederick L.A. Grauer. The committee met five times during the fiscal year ended March 31, 2017.
The Client Experience Oversight Committee monitors the quality of services that the funds offer both to direct customers and to intermediaries who offer fund shares to their customers. All channels of communication (written, telephone, web and mobile) are reviewed. The level of performance is compared to peer competitors. The committee also monitors payments to intermediaries and trading in fund shares that could harm the interests of other shareholders. The committee currently consists of John B. Shoven (chair), Ronald J. Gilson, Frederick L.A. Grauer, Jonathan D. Levin and Peter F. Pervere. It met four times during the fiscal year ended March 31, 2017 .
The Risk Management Oversight Committee coordinates the board’s oversight of the funds’ risk management processes and monitors the systems, practices and procedures the advisor uses to manage the funds’ risks. It also makes recommendations to the board regarding the allocation of risk oversight activities among the board’s committees. The committee currently consists of Tanya S. Beder (chair), Jeremy I. Bulow, Ronald J. Gilson (ex officio) and Frederick L.A. Grauer. It met four times during the fiscal year ended March 31, 2017.
The board has a Corporate Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as trustees. The names of potential trustee candidates may be drawn from a number of sources, including recommendations from members of the board, the advisor (in the case of interested trustees only), shareholders and third party search firms. The committee seeks to identify and recruit the best available candidates and will evaluate qualified shareholder nominees on the same basis as those identified through other sources. Although not written, the funds have a policy of considering all candidates recommended in writing by shareholders. Shareholders may submit trustee nominations in writing to the Corporate Secretary, P.O. Box 418210, Kansas City, Missouri 64141-9210, or by email to corporatesecretary@americancentury.com. The nomination should include the following information:

•	Shareholder’s name, the fund name, number of fund shares owned and length of period held;

•	Name, age and address of the candidate;

•
A detailed resume describing, among other things, the candidate’s educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

•
Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of trustees in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

•	A supporting statement that (i) describes the candidate’s reasons for seeking election to the board and(ii) documents his/her qualifications to serve as a trustee; and

•	A signed statement from the candidate confirming his/her willingness to serve on the board.
The Corporate Governance Committee also may consider, and make recommendations to the board regarding, other matters relating to the corporate governance of the funds. It currently consists of Frederick L.A. Grauer (chair), Jeremy I. Bulow, Ronald J. Gilson (ex officio) and John B. Shoven. The committee met five times during the fiscal year ended March 31, 2017 .
Risk Oversight by the Board
As previously disclosed, the board oversees the advisor’s management of the funds and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations. Risk oversight relating to the funds is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described in the previous section, the board’s committees, including the Risk Management Oversight Committee, assist the board in overseeing various types of risks relating to the funds. The board receives regular reports from each committee regarding the committee’s areas of oversight responsibility. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board, or that the advisor’s risk management systems and strategies, and the board’s oversight thereof, will mitigate all elements of risk, or even all elements of material risk, to the fund.
Board Compensation
Each independent trustee receives compensation for service as a member of the board. Under the terms of each management agreement with the advisor, the funds are responsible for paying such fees and expenses. None of the interested trustees or officers of the funds receive compensation from the funds. For the fiscal year ended March 31, 2016, the funds and the American Century family of funds paid the independent trustees the amounts shown in the following table.

Name of Trustee	Total Compensation from the Funds(1)	Total Compensation from the American Century Investments Family of Funds(2)
Tanya Beder	$75,302	$235,000
Jeremy I. Bulow	$75,302	$235,000
Anne Casscells	$6,475	$20,000
Ronald J. Gilson	$107,339	$335,000
Frederick L.A. Grauer	$75,302	$235,000
Jonathan D. Levin	$6,475	$20,000
Peter F. Pervere	$78,506	$245,000
John B. Shoven	$75,302	$235,000

[1]
Includes compensation paid to the trustees for the fiscal year ended March 31, 2016, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

[2]
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Ms. Beder, $235,000; Mr. Gilson, $335,000; and Mr. Pervere, $12,250.

None of the funds currently provides any pension or retirement benefits to the trustees except pursuant to the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan adopted by the trust. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds. All deferred fees are credited to accounts established in the names of the trustees. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of funds from time to time.
Generally, deferred fees are not payable to a trustee until the distribution date elected by the trustee in accordance with the terms of the plan. Such distribution date may be a date on or after the trustee’s retirement date, but may be an earlier date if the trustee agrees not to make any additional deferrals after such distribution date. Distributions may commence prior to the elected payment date for certain reasons specified in the plan, such as unforeseeable emergencies, death or disability. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee’s beneficiary or, if none, to the trustee’s estate.
The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have met all payment obligations under the plan. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.
Ownership of Fund Shares
The trustees owned shares in the funds as of December 31, 2016, as shown in the table below.

Name of Trustee
	Tanya S. Beder	Jeremy I. Bulow	Anne Casscells	Ronald J. Gilson(1)	Frederick L.A. Grauer
Dollar Range of Equity Securities in the Fund:
Core Plus	A	A	A	A	A
Diversified Bond	A	A	A	E	A
High-Yield	A	A	E	A	A
NT Diversified Bond(2)	A	A	A	A	A
Prime Money Market	A	A	A	A	A
Short Duration	A	A	A	A	A
Short Duration Inflation Protection Bond	A	A	A	A	A
Short Duration Strategic Income	A	A	A	A	A
Strategic Income	A	A	A	A	A
U.S. Government Money Market	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Family of Investment Companies	E	B	E	E	A
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This trustee owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

[2]	The trustees cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

Name of Trustee
	Jonathan D. Levin	Peter F. Pervere	John B. Shoven(1)	Jonathan S. Thomas(1)
Dollar Range of Equity Securities in the Fund:
Core Plus	A	A	A	A
Diversified Bond	A	E	A	B
High-Yield	A	A	A	E
NT Diversified Bond(2)	A	A	A	A
Prime Money Market	A	A	A	B
Short Duration	A	A	A	A
Short Duration Inflation Protection Bond	A	A	A	A
Short Duration Strategic Income	A	A	A	A
Strategic Income	A	A	A	A
U.S. Government Money Market	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Family of Investment Companies	A	E	E	E
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

[1]	This trustee owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

[2]	The trustees cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

Beneficial Ownership of Affiliates by Independent Trustees
No independent trustee or his or her immediate family members beneficially owned shares of the advisor, the principal underwriter of the funds or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the funds’ principal underwriter as of December 31, 2016.
Officers
The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014); Director, Client Interactions and Marketing, ACIS (2007 to 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present), General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present); Associate General Counsel, ACC (2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)
Code of Ethics
The funds, the investment advisor, and the principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.
Proxy Voting Policies
The funds’ Board of Trustees has adopted a general statement of proxy voting principles that governs the exercise of voting and consent rights associated with the securities purchased and/or held by the funds. The funds have delegated to the advisor the responsibility for exercising such rights, subject to the board’s oversight. The advisor has adopted proxy voting policies that describe in detail how the advisor intends to exercise its delegated proxy voting authority in a manner consistent with the board’s principles.
Copies of the advisor’s proxy voting policies are attached hereto as Appendix E. Copies of the board’s proxy voting principles as well as information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.
The Funds’ Principal Shareholders
A list of the fund’s principal shareholders appears in Appendix A.

Service Providers
The funds have no employees. To conduct the funds’ day-to-day activities, the trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.
ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. The Stowers Institute for Medical Research (SIMR) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.
Investment Advisor
American Century Investment Management, Inc. (ACIM) serves as the investment advisor of the funds. A description of the responsibilities of the advisor appears in the prospectus under the heading Management.
For services provided to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund’s prospectus. For each fund with a stepped fee schedule, the rate of the fee is determined daily in a multi-step process. First, each fund is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of all the funds in each category are totaled across the American Century Investments family of funds (Fund Category Assets). Second, the assets are totaled for certain other accounts managed by the advisor (Other Account Category Assets). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Trustees as the trust. Together, the Fund Category Assets and the Other Account Category Assets comprise the “Investment Category Assets.” The Investment Category Fee Rate is then calculated by applying a fund’s Investment Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets. Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century Investments family of funds (the Complex Assets), and the Complex Fee Rate is calculated based on the resulting total. The Investment Category Fee Rate and the Complex Fee Rate are then added to determine the Management Fee Rate payable by a class of the fund to the advisor.
For purposes of determining the assets that comprise the Fund Category Assets, Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.
For each fund with a stepped fee schedule, the schedules by which the category fee is determined are as follows:

Investment Category Fee Schedule for Core Plus Fund
Category Assets	Fee Rate
First $1 billion	0.4600%
Next $1 billion	0.4080%
Next $3 billion	0.3780%
Next $5 billion	0.3580%
Next $15 billion	0.3450%
Next $25 billion	0.3430%
Thereafter	0.3425%

Investment Category Fee Schedule for Diversified Bond Fund, NT Diversified Bond Fund and Short Duration Fund
Category Assets	Fee Rate
First $1 billion	0.4100%
Next $1 billion	0.3580%
Next $3 billion	0.3280%
Next $5 billion	0.3080%
Next $15 billion	0.2950%
Next $25 billion	0.2930%
Thereafter	0.2925%

Investment Category Fee Schedule for High-Yield Fund
Category Assets	Fee Rate
First $1 billion	0.6600%
Next $1 billion	0.6080%
Next $3 billion	0.5780%
Next $5 billion	0.5580%
Next $15 billion	0.5450%
Next $25 billion	0.5430%
Thereafter	0.5425%

Investment Category Fee Schedule for Prime Money Market Fund
Category Assets	Fee Rate
First $1 billion	0.3500%
Next $1 billion	0.3070%
Next $3 billion	0.2660%
Next $5 billion	0.2490%
Next $15 billion	0.2380%
Next $25 billion	0.2375%
Thereafter	0.2370%

Investment Category Fee Schedule for Short Duration Inflation Protection Bond Fund
Category Assets	Fee Rate
First $1 billion	0.3800%
Next $1 billion	0.3280%
Next $3 billion	0.2980%
Next $5 billion	0.2780%
Next $15 billion	0.2650%
Next $25 billion	0.2630%
Thereafter	0.2625%

Investment Category Fee Schedule for U.S. Government Money Market Fund
Category Assets	Fee Rate
First $1 billion	0.2300%
Next $1 billion	0.1870%
Next $3 billion	0.1460%
Next $5 billion	0.1290%
Next $15 billion	0.1180%
Next $25 billion	0.1175%
Thereafter	0.1170%

For each fund with a stepped fee schedule, except Diversified Bond Fund, the schedule by which the Complex Fee is determined is as follows:

Complex Assets	Investor, A, C and R Class Fee Rate	I Class Fee Rate	Institutional, Y and R5 Class Fee Rate	R6 Class Fee Rate
First $2.5 billion	0.3100%	0.2100%	0.1100%	0.0600%
Next $7.5 billion	0.3000%	0.2000%	0.1000%	0.0500%
Next $15.0 billion	0.2985%	0.1985%	0.0985%	0.0485%
Next $25.0 billion	0.2970%	0.1970%	0.0970%	0.0470%
Next $25.0 billion	0.2870%	0.1870%	0.0870%	0.0370%
Next $25.0 billion	0.2800%	0.1800%	0.0800%	0.0300%
Next $25.0 billion	0.2700%	0.1700%	0.0700%	0.0200%
Next $25.0 billion	0.2650%	0.1650%	0.0650%	0.0150%
Next $25.0 billion	0.2600%	0.1600%	0.0600%	0.0100%
Next $25.0 billion	0.2550%	0.1550%	0.0550%	0.0050%
Thereafter	0.2500%	0.1500%	0.0500%	0.0000%
The Complex Fee is determined for Diversified Bond Fund as follows:

Complex Assets	Investor, A, T, C and R Class Fee Rate	I and R5 Class Fee Rate	Y Class Fee Rate	R6 Fee Rate
First $2.5 billion	0.3100%	0.1100%	0.0800%	0.0600%
Next $7.5 billion	0.3000%	0.1000%	0.0700%	0.0500%
Next $15.0 billion	0.2985%	0.0985%	0.0685%	0.0485%
Next $25.0 billion	0.2970%	0.0970%	0.0670%	0.0470%
Next $25.0 billion	0.2870%	0.0870%	0.0570%	0.0370%
Next $25.0 billion	0.2800%	0.0800%	0.0500%	0.0300%
Next $25.0 billion	0.2700%	0.0700%	0.0400%	0.0200%
Next $25.0 billion	0.2650%	0.0650%	0.0350%	0.0150%
Next $25.0 billion	0.2600%	0.0600%	0.0300%	0.0100%
Next $25.0 billion	0.2550%	0.0550%	0.0250%	0.0050%
Thereafter	0.2500%	0.0500%	0.0200%	0.0000%
The management fee schedule for the funds without a stepped fee schedule is as follows:

Fund	Class	Management Fee Rate
NT High Income Fund	Investor	0.85%
	Institutional	0.65%
	R6	0.60%
Short Duration Strategic Income Fund	Investor, A, C and R	0.74%
	I	0.64%
	Y and R5	0.54%
	R6	0.49%
Strategic Income Fund	Investor, A, C and R	0.74%
	I	0.64%
	Y and R5	0.54%
	R6	0.49%
On each calendar day, each class of each fund accrues a management fee that is equal to the class’s Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the corporation and the advisor shall continue in effect for a period of two years from its effective date (unless sooner terminated in accordance with its terms) and shall continue in effect from year to year thereafter for the fund so long as such continuance is approved at least annually by:

(1)	either the funds’ Board of Trustees, or a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act); and

(2)
the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds’ Board of Trustees or a majority of the outstanding voting securities of each class of such fund may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.
The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.
Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.
The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the advisor’s policy with respect to the aggregation of portfolio transactions. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominately dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and with the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.
The underlying subadvisors may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the underlying subadvisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor and underlying subadvisors with respect to the aggregation of portfolio transactions.
Unified management fees incurred by each fund for the fiscal periods ended March 31, 2016, 2015 and 2014 are indicated in the following table.

Unified Management Fees
Fund	2016	2015	2014
Core Plus	$807,988(1)	$920,264	$1,462,463
Diversified Bond	$25,103,984	$23,499,743	$25,263,123
High-Yield	$5,892,065	$5,636,436	$5,202,461(2)
NT Diversified Bond	$9,598,207	$10,004,496	$7,631,519
Prime Money Market	$5,263,327(3)	$2,703,787(4)	$3,750,834(5)
Short Duration	$2,029,981	$2,294,503	$2,744,901
Short Duration Inflation Protection Bond	$5,894,886	$5,904,145	$4,920,594
Short Duration Strategic Income	$140,894(6)	$96,439(7)	N/A
Strategic Income	$39,600(8)	$25,150(9)	N/A
U.S. Government Money Market	$3,338,363(10)	$1,855,907(11)	$1,939,990(12)

[1]	Amount shown reflects waiver by advisor of $28,323 in fees.

[2]	Amount shown reflects waiver by advisor of $13,822 in fees.

[3]	Amount shown reflects waiver by advisor of $5,902,914 in fees.

[4]	Amount shown reflects waiver by advisor of $9,282,547 in fees.

[5]	Amount shown reflects waiver by advisor of $9,694,498 in fees.

[6]	Amount shown reflects waiver by advisor of $38,494 in fees.

[7]	Amount shown reflects waiver by advisor of $24,897 in fees.

[8]	Amount shown reflects waiver by advisor of $7,470 in fees.

[9]	Amount shown reflects waiver by advisor of $3,952 in fees.

[10]	Amount shown reflects waiver by advisor of $3,391,050 in fees.

[11]	Amount shown reflects waiver by advisor of $4,009,513 in fees.

[12]	Amount shown reflects waiver by advisor of $3,333,380 in fees.
Subadvisors
NT High Income Fund
The management agreement between NT High Income fund and the advisor provides that the advisor may delegate certain responsibilities under the agreement to subadvisors. Additional information about subadvisory arrangements is provided below.
Nomura Corporate Research and Asset Management Inc. (NCRAM)
The advisor has engaged NCRAM to serve as a subadvisor for NT High Income. NCRAM is considered an affiliate of NT High Income solely because its serves as a subadvisor to the fund. NCRAM is a Delaware corporation. It is 99% owned by Nomura Holding America Inc. Nomura Holdings, Inc. (Nomura), the ultimate parent company located in Tokyo, Japan, owns the remaining 1%. Nomura and its broker-dealer, banking, and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. Nomura indirectly owns a non-controlling equity interest in ACIM’s parent entity, American Century Companies, Inc. (ACC).
NCRAM is responsible for managing the fund’s assets using its own investment strategies. The subadvisory agreement with NCRAM provides that NCRAM will make investment decisions for the fund it manages in accordance with such fund’s objectives, registration statement, policies, restrictions and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the advisor (not the fund) pays NCRAM a subadvisory fee based on the fund’s average daily net assets.

Portfolio Managers
All funds except NT High Income
Accounts Managed
The portfolio managers are responsible for the day-to-day management of one or more accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of March 31, 2017)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Alejandro H. Aguilar	Number of Accounts	17	4	2
	Assets	$24.5 billion(1)	$857.5 million	$1.4 billion
Kevin Akioka	Number of Accounts	12	3	0
	Assets	$16.2 billion(2)	$657.7 million	N/A
Miguel Castillo	Number of Accounts	18	5	2
	Assets	$23.7 billion(3)	$930.6 million	$1.4 billion
Gavin Fleischman	Number of Accounts	10	3	0
	Assets	$16.1 billion(4)	$657.7 million	N/A
Robert V. Gahagan	Number of Accounts	20	5	2
	Assets	$24.8 billion(5)	$930.6 million	$1.4 billion
Jeffrey L. Houston	Number of Accounts	10	4	1
	Assets	$16.5 billion(6)	$830.7 million	$822.5 million
Brian Howell	Number of Accounts	21	7	2
	Assets	$24.7 billion(7)	$1.1 billion	$1.4 billion
Margé Karner	Number of Accounts	5	0	0
	Assets	$230.0 million(8)	N/A	N/A
G. David MacEwen	Number of Accounts	37	36	5
	Assets	$41.8 billion(9)	$8.1 billion	$1.2 billion
James Platz	Number of Accounts	18	5	2
	Assets	$23.7 billion(10)	$930.6 million	$1.4 billion

[1]	Includes $ 123.4 million in Core Plus, $ 6.5 billion in Diversified Bond, $ 3.1 billion in NT Diversified Bond and $ 381.0 million in Short Duration.

[2]	Includes $ 937.7 million in High-Yield, $ 31.3 million in Short Duration Strategic Income and $ 12.2 million in Strategic Income.

[3]	Includes $ 1.5 billion in Short Duration Inflation Protection.

[4]	Includes $ 937.7 million in High-Yield.

[5]
Includes $ 123.4 million in Core Plus, $ 6.5 billion in Diversified Bond, $ 3.1 billion in NT Diversified Bond, $ 381.0 million in Short Duration, $ 1.5 billion in Short Duration Inflation Protection, $ 31.3 million in Short Duration Strategic Income and $ 12.2 million in Strategic Income.

[6]
Includes $ 123.4 million in Core Plus, $ 6.5 billion in Diversified Bond, $ 3.1 billion in NT Diversified Bond, $ 381.0 million in Short Duration, $ 31.3 million in Short Duration Strategic Income and $ 12.2 million in Strategic Income.

[7]
Includes $ 123.4 million in Core Plus, $ 6.5 billion in Diversified Bond, $ 3.1 billion in NT Diversified Bond, $ 1.5 billion in Short Duration Inflation Protection, $ 31.3 million in Short Duration Strategic Income and $ 12.2 million in Strategic Income.

[8]	Includes $ 31.3 million in Short Duration Strategic Income and $ 12.2 million in Strategic Income.

[9]	Includes $ 123.4 million in Core Plus, $ 6.5 billion in Diversified Bond, $ 937.7 million in High-Yield, $ 3.1 billion in NT Diversified Bond and $ 381.0 million in Short Duration.

[10]	Includes $ 381.0 million in Short Duration and $ 1.5 billion in Short Duration Inflation Protection.

Potential Conflicts of Interest
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, disciplined equity, U.S. growth, value, global and non-U.S., fixed-income and multi-asset strategies. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall around each of its equity investment disciplines (U.S. growth, value, disciplined equity and global and non-U.S.), meaning that access to information regarding any portfolio’s transactional activities is only available to team members of the investment discipline that manages such portfolio. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.
Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.
Compensation
American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of March 31, 2016, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups, such as those indicated below. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.

Fund	Benchmark	Peer Group(1)
Core Plus	Bloomberg Barclays U.S. Aggregate Bond Index	Morningstar U.S. Intermediate-Term Bond
Diversified Bond	Bloomberg Barclays U.S. Aggregate Bond Index	Morningstar U.S. Intermediate-Term Bond
High-Yield	Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index	Morningstar U.S. High Yield Bond
NT Diversified Bond(2)	N/A	N/A
Short Duration	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index	Lipper Short Investment Grade Debt Funds
Short Duration Inflation Protection Bond	Bloomberg Barclays U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index	N/A
Short Duration Strategic Income	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index	Morningstar U.S. Short-Term Bond
Strategic Income	Bloomberg Barclays U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds

[1]
Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable (i.e., has less peer turnover) over the long term and that more closely represents the fund’s true peers based on internal investment mandates.

[2]	Performance of “NT” funds is not separately considered in determining portfolio manager compensation.
Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group).
A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment disciplines: U.S. growth, U.S. value, global and non-U.S., disciplined equity, fixed-income, and multi-asset strategies. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Unlike the funds’ other portfolio managers, David MacEwen is not separately compensated for his service as portfolio manager. Rather, as Co-Chief Investment Officer, a portion of Mr. MacEwen’s bonus is tied to the performance of all American Century funds under his purview, which is measured by an asset-weighted combination of one-, three- and five-year pre-tax performance relative to each fund’s benchmark and/or internally customized peer group (as described in each fund’s statement of additional information).
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities
The following table indicates the dollar range of securities of each fund beneficially owned by the funds’ portfolio managers as of March 31, 2017 , the funds’ fiscal year end.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Core Plus
Alejandro H. Aguilar(1)	A
Robert V. Gahagan(1)	A
Jeffrey L. Houston(1)	A
Brian Howell(1)	A
G. David MacEwen(1)	A
Diversified Bond
Alejandro H. Aguilar	C
Robert V. Gahagan	E
Jeffrey L. Houston	E
Brian Howell	E
G. David MacEwen	G
High-Yield
Kevin Akioka	E
Gavin Fleischman	C
G. David MacEwen	F
NT Diversified Bond
Alejandro H. Aguilar(2)	A
Robert V. Gahagan(2)	A
Jeffrey L. Houston(2)	A
Brian Howell(2)	A
G. David MacEwen(2)	A
Short Duration
Alejandro H. Aguilar(1)	A
Robert V. Gahagan(1)	A
Jeffrey L. Houston(1)	A
G. David MacEwen(1)	A
James E. Platz(1)	A
Short Duration Inflation Protection Bond
Miguel Castillo(1)	A
Robert V. Gahagan(1)	A
Brian Howell	C
James E. Platz(1)	A

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Short Duration Strategic Income
Kevin Akioka	E
Robert V. Gahagan(1)	A
Jeffrey L. Houston(1)	A
Brian Howell	E
Margé Karner(1)	A
Strategic Income
Kevin Akioka	D
Robert V. Gahagan(1)	A
Jeffrey L. Houston(1)	A
Brian Howell	D
Margé Karner(1)	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

[1]	This portfolio manager serves on a team that oversees a number of funds in the same broad investment strategy and is not expected to invest in each such fund.

[2]	The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.
NT High Income Fund
The information under this heading has been provided by NCRAM, the subadvisor to the NT High Income Fund.
Accounts Managed
The individuals named as portfolio managers in the prospectus were also jointly primarily responsible for the day-to-day management of various portfolios and/or accounts in addition to the NT High Income Fund, as indicated in the table below.

Accounts Managed (As of March 31, 2017)
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Stephen Kotsen	Number of Accounts	3	12	30(1)
	Assets	$624.0 million	$7.7 billion	$7.7 billion
David Crall	Number of Accounts	3	5(2)	0
	Assets	$624.0 million	$886.0 million	N/A

[1]	Includes four accounts with assets under management of approximately $2.1 billion that are subject to performance-based advisory fees.

[2]	Includes three accounts with assets under management of approximately $493.4 million that are subject to performance-based advisory fees.
Potential Conflicts of Interest
Real, potential or apparent conflicts of interest may arise where a portfolio manager has day-to-day responsibilities with respect to more than one account. These conflicts include the following: (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of a portfolio manager's time and attention among relevant accounts, and (iii) circumstances where NCRAM has an incentive fee arrangement or other interest with respect to one account that does not exist with respect to other accounts.
Compensation
Remuneration within NCRAM consists of a fixed amount which includes base salary and benefits together with a variable performance-related amount. The remuneration policy of NCRAM is, inter alia, aimed at preventing and controlling the risk of unfair treatment of clients. The fixed remuneration is based on standards established by Nomura Holdings, Inc. (NHI).
The variable performance-related remuneration is based upon a portfolio manager’s performance as compared to agreed objectives which may include financial and non-financial performance measures, risk management and other relevant factors. There is also a subjective component. Another significant factor in the variable portion of compensation is the overall corporate performance and profitability of NCRAM and the Nomura Group. Determination of variable performance-related compensation is sufficiently flexible to reward short and long term individual performance. When an employee’s total compensation (fixed plus variable remuneration)

exceeds certain limits, such employee must participate in the NHI remuneration deferral scheme which links such employee’s deferred compensation award to the performance of NHI shares, in part, and global equity indices, in part. Also, in the case of certain portfolio managers, a portion of their deferred compensation may be linked to the performance of certain products managed by NCRAM.
Therefore, total compensation may consist of three elements: base salary, cash bonus and deferred bonus (via deferral vehicles, typically vesting over three years and linked to various instruments as described above). Total compensation of each portfolio manager is determined by the Chief Executive Officer of NCRAM.
Ownership of Securities
As of March 31, 2017, the portfolio managers beneficially owned no shares of the fund.
Transfer Agent and Administrator
American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 42.
Proceeds from purchases of fund shares may pass through accounts maintained by the transfer agent at Commerce Bank, N.A. or UMB Bank, n.a. before being held at the fund’s custodian. Redemption proceeds also may pass from the custodian to the shareholder through such bank accounts.
From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.
Sub-Administrator
The advisor has entered into an Administration Agreement with State Street Bank and Trust Company (SSB) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays SSB a monthly fee as compensation for these services that is based on the total net assets of accounts in the American Century complex serviced by SSB. ACS does pay SSB for some additional services on a per fund basis. While ACS continues to serve as the administrator of the funds, SSB provides sub-administrative services that were previously undertaken by ACS.
Distributor
The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.
The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 42. ACIS does not earn commissions for distributing the funds’ shares.
Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees to such financial intermediaries for the provision of these services.
Custodian Bank
State Street Bank and Trust Company (SSB), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 serves as custodian of the funds’ cash and securities. Foreign securities, if any, are held by foreign banks participating in a network coordinated by SSB. The custodian takes no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodian and may purchase or sell certain securities from or to the custodian.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1100 Walnut, Suite 1300, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including auditing the annual financial statements and financial highlights for each fund.

Brokerage Allocation
The advisor places orders for equity portfolio transactions with broker-dealers, who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges. The advisor purchases and sells fixed-income securities through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).
Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds’ policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The advisor selects broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the advisor considers the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:

•	applicable commission rates and other transaction costs charged by the broker-dealer

•
value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)

•	timeliness of the broker-dealer’s trade executions

•	efficiency and accuracy of the broker-dealer’s clearance and settlement processes

•	broker-dealer’s ability to provide data on securities executions

•	financial condition of the broker-dealer

•	the quality of the overall brokerage and customer service provided by the broker-dealer
In transactions to buy and sell fixed-income securities, the selection of the broker- dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor does not consider the receipt of products or services other than brokerage or research services in selecting broker-dealers.
For NT High Income, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the subadvisory agreement.
On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace. In evaluating the reasonableness of commission rates, the advisor considers:

•	rates quoted by broker-dealers

•	the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved

•	the ability of a broker-dealer to execute large trades while minimizing market impact

•	the complexity of a particular transaction

•	the nature and character of the markets on which a particular trade takes place

•	the level and type of business done with a particular firm over a period of time

•	the ability of a broker-dealer to provide anonymity while executing trades

•	historical commission rates

•	rates that other institutional investors are paying, based on publicly available information
The brokerage commissions paid by the funds may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.
Pursuant to its internal allocation procedures, the advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a semi-annual basis, each member of the advisor’s portfolio management team rates the quality of research and brokerage services provided by each broker-dealer that provides execution services and research to the advisor for its clients’ accounts. The resulting scores are used to rank these broker-dealers on a broker research list. In the event that the advisor has determined that best execution for a particular transaction may be obtained by more than one broker-dealer, the advisor may consider the relative positions of the broker-dealer on this list in determining the party through which to execute the transaction. Actual business received by any firm may be more or less than other broker-dealers with a similar rank. Execution-only brokers are used where deemed appropriate.

In the fiscal years ended March 31, 2016, 2015 and 2014, the brokerage commissions including, as applicable, futures commissions, of each fund are listed in the following table.

Fund	2016	2015	2014
Core Plus	$6,614	$3,087	$1,775
Diversified Bond	$16,478	$29,803	$48,346
High-Yield	$22,402	$8,470	$5,693
NT Diversified Bond	$8,617	$26,014	$21,193
Prime Money Market	$0	$0	$0
Short Duration	$11,762	$11,628	$12,074
Short Duration Inflation Protection Bond	$4,176	$10,069	$10,082
Short Duration Strategic Income	$5,631	$2,534	N/A
Strategic Income	$5,534	$2,035	N/A
U.S. Government Money Market	$0	$0	$0
Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors.
Regular Broker-Dealers
As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act) or of their parent companies.

Fund	Broker, Dealer or Parent	Value of Securities Owned as of March 31, 2016 (in thousands)
Core Plus	Ameriprise Financial, Inc.	$106
	Bank of America Corp.	$874
	Barclays Capital, Inc.	$302
	Citigroup, Inc.	$840
	Deutsche Bank AG	$276
	Goldman Sachs & Co.	$1,106
	JPMorgan Chase & Co.	$664
	Morgan Stanley & Co., Inc.	$742
	Wells Fargo & Co.	$580
Diversified Bond	Ameriprise Financial, Inc.	$1,493
	Bank of America Corp.	$44,554
	Barclays Capital, Inc.	$14,883
	Citigroup, Inc.	$30,956
	Credit Suisse Group	$4,940
	Deutsche Bank AG	$11,439
	Goldman Sachs & Co.	$43,776
	JPMorgan Chase & Co.	$30,676
	Morgan Stanley & Co., Inc.	$41,298
	UBS AG	$1,937
	Wells Fargo & Co.	$22,700
High-Yield	Barclays Capital, Inc.	$1,238
	Credit Suisse Group	$1,269
	Deutsche Bank AG	$714

Fund	Broker, Dealer or Parent	Value of Securities Owned as of March 31, 2016 (in thousands)
NT Diversified Bond	Ameriprise Financial, Inc.	$1,101
	Bank of America Corp.	$23,905
	Barclays Capital, Inc.	$7,847
	Citigroup, Inc.	$15,925
	Credit Suisse Group	$2,271
	Deutsche Bank AG	$4,263
	Goldman Sachs & Co.	$20,344
	JPMorgan Chase & Co.	$17,891
	Morgan Stanley & Co., Inc.	$21,605
	UBS AG	$954
	Wells Fargo & Co.	$14,512
Prime Money Market	Barclays Capital, Inc.	$34,963
	Toronto Dominion Bank	$65,053
Short Duration	Bank of America Corp.	$6,223
	Barclays Capital, Inc.	$2,078
	Citigroup, Inc.	$3,008
	Credit Suisse Group	$1,002
	Goldman Sachs & Co.	$3,899
	JPMorgan Chase & Co.	$2,121
	Morgan Stanley & Co., Inc.	$3,150
	Wells Fargo & Co.	$2,445
Short Duration Inflation Protection Bond	None
Short Duration Strategic Income	Barclays Capital, Inc.	$318
	Goldman Sachs & Co.	$373
	Morgan Stanley & Co., Inc.	$375
Strategic Income	Bank of America Corp.	$32
	Citigroup, Inc.	$34
U.S. Government Money Market	None
Information about Fund Shares
The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the trust. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.
Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the trust’s (all funds’) outstanding shares may be able to elect a Board of Trustees. The trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of trustees is determined by the votes received from all the trust’s shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.
Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.
The trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the trustees by written notice to shareholders of each fund. Any fund may be terminated by (1) approval of at least two-thirds of the shares of that fund or (2) by the trustees by written notice to shareholders of that fund.
Upon termination of the trust or a fund, as the case may be, the trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the trust or the fund. Thereafter, the trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.
Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the trust. The Declaration of Trust provides that the trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the trust is unable to meet its obligations.
The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.
Multiple Class Structure
The Board of Trustees has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue the following classes of shares: Investor Class, Institutional Class, I Class, Y Class, A Class, T Class, C Class, R Class, R5 Class and R6 Class. Not all funds offer all classes. Prior to October 16, 2015, some of the funds also offered B Class shares. However, B Class shares converted to A Class shares, and B Class shares are no longer available for the funds.
Shares of the NT funds are only available for purchase by certain funds advised by American Century Investments. Shares of all other funds are available as follows. The Investor Class is made available to investors directly from American Century Investments and/or through some financial intermediaries. Additional information regarding eligibility for Investor Class shares may be found in the funds’ prospectuses. The I Class is made available to institutional shareholders or through financial intermediaries that provide various shareholder and administrative services. Y Class shares are available through financial intermediaries that offer fee-based advisory programs. The A, T and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The R5 and R6 Classes are generally available only to participants in employee-sponsored retirement plans where a financial intermediary provides recordkeeping services to plan participants. The classes have different unified management fees as a result of their separate arrangements for shareholder services. In addition, the A, T, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A Class Plan, T Class Plan, C Class Plan and R Class Plan, respectively, and collectively, the plans) described below. The plans have been adopted by the funds’ Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.
Rule 12b-1
Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees of the funds’ A, T, C and R Classes have approved and entered into the A Class Plan, T Class Plan, C Class Plan and R Class Plan, respectively. The plans are described below.
In adopting the plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds, as defined in the Investment Company Act, hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the Board of Trustees quarterly. Continuance of the plans must be approved by the Board of Trustees, including a majority of the independent trustees, annually. The plans may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by a majority of the outstanding shareholder votes of the affected class.
All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

The Share Class Plans
As described in the prospectuses, the A, T, C and R Class shares of the funds are made available to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. In addition, the A, C and R Classes are made available to participants in employee-sponsored retirement plans. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.
Certain recordkeeping and administrative services that would otherwise be performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for A, T, C and R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.
To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Trustees has adopted the A, T, C and R Class Plans. Pursuant to the plans, the following fees are paid and described further below.
Prior to October 16, 2015, some of the funds also offered B Class shares. However, B Class shares converted to A Class shares, and B Class shares are no longer available for the funds.
A Class and T Class
The A Class and T Class each pay the funds’ distributor 0.25% annually of the average daily net asset value of the A Class and T Class shares, respectively. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.
C Class
The C Class, except for the Prime Money Market and U.S. Government Money Market, pays the funds’ distributor 1.00% annually of the average daily net asset value of the funds’ C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services and 0.75% of which is paid for distribution services, including past distribution services. The C Classes of Prime Money Market and U.S. Government Money Market pays the fund’s distributor 0.75% annually of the average daily net asset value of the fund’s C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services and 0.50% is paid for distribution services, including past distribution services. These payments are fixed at 1.00% and 0.75% and are not based on expenses incurred by the distributor.
R Class
The R Class pays the funds’ distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.
The aggregate amount of fees paid under each class plan during the fiscal year ended March 31, 2016 is included in the table below.

	A Class	B Class(1)	C Class	R Class
Core Plus	$73,384	N/A	$94,583	$13,324
Diversified Bond	$1,154,902	$27,947	$804,104	$97,701
High-Yield	$73,560	N/A	$118,368	$8,639
Prime Money Market	$0(2)	$0(3)	$0(4)	N/A
Short Duration	$152,004	N/A	$206,015	$3,934
Short Duration Inflation Protection Bond	$179,177	$10,181	$355,720	$87,438
Short Duration Strategic Income	$22,773	N/A	$10,882	$4,929
Strategic Income	$2,433	N/A	$9,495	$3,499
U.S. Government Money Market	$0(5)	N/A	$0(6)	N/A

[1]	B Class shares converted to A Class on October 16, 2015.

[2]	Amount shown reflects waiver of $501,535 in fees.

[3]	Amount shown reflects waiver of $813 in fees.

[4]	Amount shown reflects waiver of $66,462 in fees.

[5]	Amount shown reflects waiver of $30 in fees.

[6]	Amount shown reflects waiver of $63 in fees.

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A, T, C and R Class shares (and prior to their conversion, B Class shares) for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.
Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)	conducting proprietary research about investment choices and the market in general;

(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)	consolidating shareholder accounts in one place;

(f)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of FINRA; and

(g)	other individual services.
Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A, C and/or R Class shares (and prior to their conversion, B Class shares), which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A, T, C and/or R Class shares pursuant to selling agreements;

(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ A, T, C and/or R Class shares;

(c)	compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;

(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)	providing facilities to answer questions from prospective shareholders about fund shares;

(h)	complying with federal and state securities laws pertaining to the sale of fund shares;

(i)	assisting shareholders in completing application forms and selecting dividend and other account options;

(j)	providing other reasonable assistance in connection with the distribution of fund shares;

(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)	profit on the foregoing; and

(m)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Valuation of a Fund’s Securities
The net asset value (NAV) for each class of each fund is calculated by adding the value of all portfolio securities and other assets attributable to the class, deducting liabilities, and dividing the result by the number of shares of the class outstanding. Expenses and interest earned on portfolio securities are accrued daily.
All classes of the funds except the A Class and T Class are offered at their NAV. The A Class and T Class of the funds are offered at their public offering price, which is the NAV plus the appropriate sales charge. This calculation may be expressed as a formula:
Offering Price = NAV/(1 – Sales Charge as a % of Offering Price)
For example, if the NAV of a fund’s A Class shares is $5.00, the public offering price would be $5.00/(1 – 4.50%) = $5.24.
For example, if the NAV of a fund’s T Class shares is $5.00, the public offering price would be $5.00/(1 – 2.50%) = $5.13.
Each fund’s NAV is calculated as of the close of business of the New York Stock Exchange (the NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

Non-Money Market Funds
The advisor typically completes its trading on behalf of a fund in various markets before the NYSE closes for the day. Foreign currency exchange rates also are determined prior to the close of the NYSE. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees.
The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last reported sale price as of the time of valuation. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding official close price or last sale price of such securities on the foreign exchange where primarily traded or at the time the fund’s NAV is determined, if that foreign exchange is open later than the NYSE. The value of any security or other asset denominated in a currency other than U.S. dollars is then converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Securities that are neither listed on a securities exchange or traded over the counter may be priced using the mean of the bid and asked prices obtained from an independent broker who is an established market maker in the security. The fund may use third party pricing services to assist in the determination of market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.
Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.
Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.
Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established, but before the NAV was determined, that was likely to materially change the NAV, then that security would be valued as determined in accordance with procedures adopted by the Board of Trustees.
Trading of these securities in foreign markets may not take place on every day that the NYSE is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the NYSE is not open and on which the funds’ NAVs are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds’ portfolios may be affected on days when shares of the funds may not be purchased or redeemed.
Money Market Funds
Prime Money Market and U.S. Government Money Market operate pursuant to Investment Company Act Rule 2a-7, which permits government and retail money market funds to value portfolio securities on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument’s market value. Consequently, the instrument’s amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds’ yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.
As required by Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund’s price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of Prime Money Market and U.S. Government Money Market has been delegated to the funds’ advisor, the quality requirements established by the procedures limit investments to certain instruments that the funds’ Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the funds’ portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds’ NAV calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the funds’ advisor and Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.
Taxes
Federal Income Taxes
Each fund intends to qualify annually as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). RICs generally are not subject to federal and state income taxes. To qualify as a RIC a fund must, among other requirements, distribute substantially all of its net investment income and net realized capital gains (if any) to investors each year. If a fund were not eligible to be treated as a RIC, it would be liable for taxes at the fund level on all its income, significantly reducing its distributions to investors and eliminating investors’ ability to treat distributions received from the fund in the same manner in which they were realized by the fund. Under certain circumstances, the Code allows funds to cure deficiencies that would otherwise result in the loss of RIC status, including paying a fund-level tax.
To qualify as a RIC, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.
Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest.
In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. If a fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the fund actually received, which distributions may be made from the assets of the fund or, if necessary, by disposition of portfolio securities, including at a time when such disposition may not otherwise be advantageous.
Investments in lower-rated securities may present special tax issues for the funds to the extent actual or anticipated defaults may be more likely with respect to these types of securities. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on such a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income.
A fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements of the Code for relief from income and excise taxes. A fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to these transactions.
Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies, certain forward currency contracts, or other instruments, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security, contract, or other instrument is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of a fund’s investment company taxable income distributed to shareholders as ordinary income. This treatment could increase or decrease a fund’s ordinary income distributions, which may cause some or all of a fund’s previously distributed income to be classified as a return of capital.

A fund’s investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.
A fund’s investment in affiliated funds and ETFs could affect the amount, timing and character of distributions from the funds, and therefore may increase the amount of taxes payable by shareholders.
As of March 31, 2016, the funds in the table below had the following capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired. The Regulated Investment Company Modernization Act of 2010 allows the funds to carry forward capital losses incurred in future taxable years for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryovers may be more likely to expire unused.

Fund	2017	2018	Unlimited
Core Plus	—	—	$(3,065,601)
Diversified Bond	—	—	$(8,372,503)
High-Yield	—	—	$(28,737,232)
NT Diversified Bond	—	—	$(3,177,679)
Prime Money Market	$(459,307)	$(16,038)	$(10,008)
Short Duration	—	—	$(6,326,807)
Short Duration Inflation Protection Bond	—	—	$(12,871,941)
Short Duration Strategic Income	—	—	$(765,061)
Strategic Income	—	—	$(155,770)
U.S. Government Money Market	$(248,263)	$(636)	—
If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.
If fund shares are purchased through taxable accounts, distributions of either cash or additional shares of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed at the same rates as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends-received deduction when distributed to corporate shareholders to the extent that the funds held these shares for more than 45 days. The funds do not expect a significant portion of their distributions to be qualified dividend income or to qualify for the corporate dividends-received deduction.
Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.
Each fund may use the “equalization method” of accounting to allocate a portion of its earnings and profits to redemption proceeds. Although using this method generally will not affect a fund’s total returns, it may reduce the amount that a fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of fund shares on fund distributions to shareholders.
A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.
A 3.8% Medicare contribution tax is imposed on net investment income, including interest, dividends and capital gains, provided you meet specified income levels.

State and Local Taxes
Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.
The information above is only a summary of some of the tax considerations affecting the funds and their U.S. shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.
Financial Statements
The funds’ financial statements for the fiscal year ended March 31, 2016, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The funds’ Reports of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual reports for the fiscal year ended March 31, 2016 and the funds’ financial statements for the six-month period ended September 30, 2016 (unaudited), are incorporated herein by reference. The financial statements for the six month period ended September 30, 2016 include all adjustments that American Century considers necessary for a fair presentation. All such adjustments are of a normal, recurring nature. The funds’ unaudited financial statements are included in the funds’ semiannual reports for the six months ended September 30, 2016, which are available upon request.

Appendix A – Principal Shareholders
As of April 19 , 2017, the following shareholders owned more than 5% of the outstanding shares of a class of the fund. The table shows shares owned of record unless otherwise noted.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Core Plus
Investor Class
	Pershing LLC Jersey City, New Jersey	8%
	Charles Schwab & Co Inc San Francisco, California	7%
	National Financial Services LLC Jersey City, New Jersey	5%
	LPL Financial San Diego, California	5%
	Raymond James Omnibus for Mutual Fund House Acct St. Petersburg, Florida	5%
I Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%
A Class
	American Enterprise Investment Svc Minneapolis, Minnesota	60%
	BNY Mellon Investment Servicing Inc FBO Primerica Financial Services King of Prussia, Pennsylvania	8%
	Pershing LLC Jersey City, New Jersey	7%
	LPL Financial San Diego, California	7%
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	34%
	Raymond James Omnibus for Mutual Fund House Acct St. Petersburg, Florida	16%
	Pershing LLC Jersey City, New Jersey	11%
	MLPF&S Inc Jacksonville, Florida	10%
	National Financial Services LLC Jersey City, New Jersey	7%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Core Plus
R Class
	Ascensus Trust Company Fargo, North Dakota Includes 18.90% registered for the benefit of Platinum Bank 401K Plan, 10.52% registered for the benefit of Morris & Associates Inc 401K PS and 9.31% registered for the benefit of Omni Water Consultants 401K.	53%
	MG Trust Company Cust Denver, Colorado Includes 17.92% registered for the benefit of Chesepeake Contracting Group Inc.	20%
	Brian W Newcomb Menlo Park, California Includes 11.14% registered for the benefit of Prototype MPP RPSA Brian W Newcomb MPP Plan Trust and 7.54% registered for the benefit of Simplified 401K PS RPSA Brian W Newcomb 401K PS Plan Trust.	19%
R5 Class
	Pershing LLC Jersey City, New Jersey	30%
	Charles Schwab & Co Inc San Francisco, California	30%
	TD Ameritrade Inc Omaha, Nebraska	22%
	Roger J Schnabel and Nancy B Schnabel JT WROS Haines, Alaska	8%
	Nationwide Trust Company Columbus, Ohio	7%
Diversified Bond
Investor Class
	Pershing LLC Jersey City, New Jersey	45%
	American Century Services LLC SSB&T Custodian One Choice Portfolio Moderate Omnibus Kansas City, Missouri Shares owned of record and beneficially.	9%
	National Financial Services LLC Jersey City, New Jersey	9%
	American Century Services LLC SSB&T Custodian One Choice Portfolio Conservative Omnibus Kansas City, Missouri Shares owned of record and beneficially.	9%
I Class
	Wells Fargo Clearing Services LLC St. Louis, Missouri	31%
	Edward D Jones & Co St. Louis, Missouri	21%
	New Mexico 529 Scholars Edge American Century Diversified Bond Portfolio Denver, Colorado	11%
	Brightstart College Savings American Century Diversified Bond Fund Denver, Colorado	9%
	Charles Schwab & Co Inc San Francisco, California	7%
	Band & Co Milwaukee, Wisconsin	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Diversified Bond
Y Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%
A Class
	BNY Mellon Investment Servicing Inc FBO Primerica Financial Services King of Prussia, Pennsylvania	33%
	American Enterprise Investment Svc Minneapolis, Minnesota	28%
	Charles Schwab & Co Inc San Francisco, California	12%
	UMB Bank NA Topeka, Kansas	8%
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	21%
	MLPF&S Inc Jacksonville, Florida	17%
	Pershing LLC Jersey City, New Jersey	11%
	Wells Fargo Clearing Services LLC St. Louis, Missouri	11%
	Morgan Stanley Smith Barney Jersey City, New Jersey	8%
	Spec Cdy A/C Excl Ben Cust UBSFSI Weehawken, New Jersey	8%
	Raymond James Omnibus for Mutual Fund House Acct St. Petersburg, Florida	6%
R Class
	Hartford Life Insurance Company Hartford, Connecticut	36%
	National Financial Services LLC Jersey City, New Jersey	10%
	Matrix Trust Company Denver, Colorado	9%
	Ascensus Trust Company Fargo, North Dakota	9%
	Mid Atlantic Trust Company Pittsburgh, Pennsylvania Includes 5.57% registered for the benefit of Crockett Graphics 401K Profit Sharing Plan & Trust.	7%
R5 Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Diversified Bond
R6 Class
	National Financial Services LLC Jersey City, New Jersey	48%
	State Street Bank & Trust Co Ttee Los Angeles, California Includes 10.55% registered for the benefit of Hallmark Master Trust Strat Mod and 5.40% registered for the benefit of Hallmark Master Trust Strat Con.	17%
	Charles Schwab & Co Inc San Francisco, California	9%
	State Street Bank & Trust as Custodian for MML Quincy, Massachusetts	7%
	Lincoln Retirement Pl Services Company Fort Wayne, Indiana	6%
High-Yield
Investor Class
	American Century Services LLC SSB&T Custodian One Choice Portfolio Aggressive Omnibus Kansas City, Missouri Shares owned of record and beneficially.	20%
	American Century Services LLC SSB&T Custodian One Choice Portfolio Moderate Omnibus Kansas City, Missouri Shares owned of record and beneficially.	18%
	Ameritrade Inc Omaha, Nebraska	8%
	American Century Services LLC SSB&T Custodian One Choice Portfolio Conservative Omnibus Kansas City, Missouri Shares owned of record and beneficially.	8%
	Charles Schwab & Co Inc San Francisco, California	6%
	National Financial Services LLC Jersey City, New Jersey	6%
I Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%
Y Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%
A Class
	American Enterprise Investment Svc Minneapolis, Minnesota	39%
	Pershing LLC Jersey City, New Jersey	16%
	LPL Financial San Diego, California	9%
	National Financial Services LLC Jersey City, New Jersey	5%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
High-Yield
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	25%
	Wells Fargo Clearing Services LLC St. Louis, Missouri	13%
	Spec Cdy A/C Excl Ben Cust UBSFSI Weehawken, New Jersey	11%
	National Financial Services LLC Jersey City, New Jersey	9%
	MLPF&S Inc Jacksonville, Florida	9%
	Morgan Stanley Smith Barney Jersey City, New Jersey	8%
	Pershing LLC Jersey City, New Jersey	7%
	Raymond James Omnibus for Mutual Fund House Acct St. Petersburg, Florida	6%
R Class
	Matrix Trust Co as the Agent for NTC & Co Custodian Denver, Colorado Includes 9.51% registered for the benefit of Duval, Funderburk, Sundbery, Lovell and 6.69% registered for the benefit of All Fabrications Inc 401K PSP.	17%
	Matrix Trust Company Denver, Colorado	14%
	Mid Atlantic Trust Company Pittsburgh, Pennsylvania Includes 6.29% registered for the benefit of Werrin & Gruendel P C 401K Profit Sharing Plan & Trust.	13%
	Brian W Newcomb Menlo Park, California Includes 5.93% registered for the benefit of Prototype MPP RPSA Brian W Newcomb MPP Plan Trust.	10%
	Ascensus Trust Company Fargo, North Dakota	10%
	Counsel Trust DBA Matc Pittsburgh, Pennsylvania Includes 5.93% registered for the benefit of Dunn-Rasmussen Tax-Deferred Plan.	7%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
High-Yield
R5 Class
	American Century Services LLC SSB&T Custodian One Choice 2025 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	19%
	American Century Services LLC SSB&T Custodian One Choice 2020 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	13%
	American Century Services LLC SSB&T Custodian One Choice 2030 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	13%
	American Century Services LLC SSB&T Custodian One Choice 2035 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	13%
	American Century Services LLC SSB&T Custodian One Choice In Retirement Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	13%
	American Century Services LLC SSB&T Custodian One Choice 2040 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	8%
	American Century Services LLC SSB&T Custodian One Choice 2045 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	7%
	Charles Schwab & Co Inc San Francisco, California	5%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
High-Yield
R6 Class
	American Century Services LLC SSB&T Custodian One Choice 2025 R6 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	13%
	American Century Services LLC SSB&T Custodian Multi-Asset Income Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	12%
	American Century Services LLC SSB&T Custodian One Choice 2030 R6 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	12%
	State Street Bank & Trust Co Ttee Los Angeles, California Includes 7.14% registered for the benefit of Hallmark Master Trust Strat Mod.	11%
	American Century Services LLC SSB&T Custodian One Choice 2020 R6 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	11%
	Charles Schwab & Co Inc San Francisco, California	10%
	American Century Services LLC SSB&T Custodian One Choice 2035 R6 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	9%
	American Century Services LLC SSB&T Custodian One Choice In Retirement R6 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	8%
	American Century Services LLC SSB&T Custodian One Choice 2040 R6 Portfolio High-Yield Omnibus Kansas City, Missouri Shares owned of record and beneficially.	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
NT Diversified Bond
Institutional Class
	American Century Services LLC SSB&T Custodian One Choice 2025 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	21%
	American Century Services LLC SSB&T Custodian One Choice 2020 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	15%
	American Century Services LLC SSB&T Custodian One Choice 2030 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	15%
	American Century Services LLC SSB&T Custodian One Choice In Retirement Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	14%
	American Century Services LLC SSB&T Custodian One Choice 2035 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	14%
	American Century Services LLC SSB&T Custodian One Choice 2040 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	8%
	American Century Services LLC SSB&T Custodian One Choice 2045 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	7%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
NT Diversified Bond
R6 Class
	American Century Services LLC SSB&T Custodian One Choice 2025 R6 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	20%
	American Century Services LLC SSB&T Custodian One Choice 2030 R6 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	18%
	American Century Services LLC SSB&T Custodian One Choice 2020 R6 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	17%
	American Century Services LLC SSB&T Custodian One Choice 2035 R6 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	13%
	American Century Services LLC SSB&T Custodian One Choice In Retirement R6 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	12%
	American Century Services LLC SSB&T Custodian One Choice 2040 R6 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	9%
	American Century Services LLC SSB&T Custodian One Choice 2045 R6 Portfolio NT Diversified Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	6%
Prime Money Market
Investor Class
	Pershing LLC Jersey City, New Jersey	15%
A Class
	American Enterprise Investment Svc Minneapolis, Minnesota	17%
	Counsel Trust Pittsburgh, Pennsylvania Includes 12.34% registered for the benefit of APA Benefits Inc IRA Mandatory.	17%
	Ascensus Trust Company Fargo, North Dakota	15%
	Wells Fargo Clearing Services LLC St. Louis, Missouri	14%
	Robert W Baird & Co Inc Milwaukee, Wisconsin	7%
C Class
	Benefit Trust Company Overland Park, Kansas Includes 53.16% registered for the benefit of Spectrum Pension Consultants Involuntary IRA, 11.28% registered for the benefit of Spectrum Pension Consultants Group IRA Voluntary and 7.36% registered for the benefit of Spectrum Pension Consultants Group IRA Voluntary SPC.	72%
	SSB&T Cust for the IRA Bene of Brian J Reed as Bene of Mary Carol Schriefer Lee’s Summit, Missouri	5%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Short Duration
Investor Class
	Charles Schwab & Co Inc San Francisco, California	18%
	Pershing LLC Jersey City, New Jersey	14%
	American Century Services LLC SSB&T Custodian One Choice Portfolio Very Conservative Omnibus Kansas City, Missouri Shares owned of record and beneficially.	12%
	National Financial Services LLC Jersey City, New Jersey	7%
I Class
	Ameritrade Inc Omaha, Nebraska	88%
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	12%
A Class
	American Enterprise Investment Svc Minneapolis, Minnesota	22%
	Strafe & Co Newark, Delaware	16%
	JP Morgan Securities LLC Brooklyn, New York	15%
	MLPF&S Inc Jacksonville, Florida	12%
	Wells Fargo Clearing Services LLC St. Louis, Missouri	7%
	Pershing LLC Jersey City, New Jersey	7%
	Spec Cdy A/C Excl Ben Cust UBSFSI Weehawken, New Jersey	6%
	Morgan Stanley Smith Barney Jersey City, New Jersey	6%
C Class
	Wells Fargo Clearing Services LLC St. Louis, Missouri	30%
	MLPF&S Inc Jacksonville, Florida	14%
	American Enterprise Investment Svc Minneapolis, Minnesota	11%
	Pershing LLC Jersey City, New Jersey	8%
	Raymond James Omnibus for Mutual Fund House Acct St. Petersburg, Florida	7%
	Spec Cdy A/C Excl Ben Cust UBSFSI Weehawken, New Jersey	6%
	Morgan Stanley Smith Barney Jersey City, New Jersey	6%
	National Financial Services LLC Jersey City, New Jersey	5%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Short Duration
R Class
	Ascensus Trust Company Fargo, North Dakota Includes 35.29% registered for the benefit of Chempi Pens PL and 19.74% registered for the benefit of Peter Gramoll Agency Inc 401K.	58%
	MG Trust Company Cust Denver, Colorado Includes 8.38% registered for the benefit of Atlanta Belting Company Inc 401K and 6.18% registered for the benefit of Dean-O’s Pizza.	16%
	Raymond James Omnibus for Mutual Fund House Acct St. Petersburg, Florida	7%
R5 Class
	Orchard Trust Co LLC Greenwood Village, Colorado	62%
	Charles Schwab & Co Inc San Francisco, California	16%
	National Financial Services LLC Jersey City, New Jersey	13%
	TD Ameritrade Trust Co Denver, Colorado	6%
Short Duration Inflation Protection Bond
Investor Class
	KS Postsecondary Education SP SSB&T Custodian Kansas City, Missouri Includes 5.53% registered for the benefit of KPESP LQ Conservative Infl Prot Bond Omnibus Account.	28%
	Pershing LLC Jersey City, New Jersey	21%
	American Century Services LLC SSB&T Custodian One Choice Portfolio Conservative Omnibus Kansas City, Missouri Shares owned of record and beneficially.	10%
	American Century Services LLC SSB&T Custodian One Choice Portfolio Very Conservative Omnibus Kansas City, Missouri Shares owned of record and beneficially.	10%
	National Financial Services LLC Jersey City, New Jersey	7%
I Class
	Ameritrade Inc Omaha, Nebraska	83%
	SEI Private Trust Co Oaks, Pennzylvania	11%
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	6%
Y Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Short Duration Inflation Protection Bond
A Class
	American Enterprise Investment Svc Minneapolis, Minnesota	35%
	Nationwide Trust Company FSB Columbus, Ohio	14%
	Pershing LLC Jersey City, New Jersey	10%
	MLPF&S Inc Jacksonville, Florida	8%
	Morgan Stanley Smith Barney Jersey City, New Jersey	5%
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	23%
	MLPF&S Inc Jacksonville, Florida	16%
	Wells Fargo Clearing Services LLC St. Louis, Missouri	10%
	Spec Cdy A/C Excl Ben Cust UBSFSI Weehawken, New Jersey	8%
	Morgan Stanley Smith Barney Jersey City, New Jersey	8%
	Raymond James Omnibus for Mutual Fund House Acct St. Petersburg, Florida	6%
	JP Morgan Securities LLC Brooklyn, New York	6%
	Pershing LLC Jersey City, New Jersey	5%
	National Financial Services LLC Jersey City, New Jersey	5%
R Class
	Voya Institutional Trust Company Windsor, Connecticut	69%
	Voya Retirement Insurance and Annuity Company Windsor, Connecticut	7%
	Matrix Trust Company Denver, Colorado	7%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Short Duration Inflation Protection Bond
R5 Class
	UBATCO & Co Lincoln, Nebraska Includes 11.72% registered for the benefit of College Savings Group and 9.49% registered for the benefit of Aces Trust Fund.	21%
	American Century Services LLC SSB&T Custodian One Choice In Retirement Portfolio Short Dur Infl Prot Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	17%
	American Century Services LLC SSB&T Custodian One Choice 2025 Portfolio Short Dur Infl Prot Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	16%
	American Century Services LLC SSB&T Custodian One Choice 2020 Portfolio Short Dur Infl Prot Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	15%
	Nationwide Trust Company FSB Columbus, Ohio	8%
	American Century Services LLC SSB&T Custodian One Choice 2030 Portfolio Short Dur Infl Prot Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	7%
R6 Class
	Maxim Series Fund Inc Greenwood Village, Colorado	71%
	American Century Services LLC SSB&T Custodian One Choice 2020 R6 Portfolio Short Dur Infl Prot Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	7%
	American Century Services LLC SSB&T Custodian One Choice 2025 R6 Portfolio Short Dur Infl Prot Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	6%
	American Century Services LLC SSB&T Custodian One Choice In Retirement R6 Portfolio Short Dur Infl Prot Bond Omnibus Kansas City, Missouri Shares owned of record and beneficially.	5%
Short Duration Strategic Income
Investor Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	27%
	LPL Financial San Diego, California	14%
	SSB&T Cust for the IRA of Judy R Thomas Boston, Massachusetts	8%
	Charles Schwab & Co Inc San Francisco, California	7%
	National Financial Services LLC Jersey City, New Jersey	5%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Short Duration Strategic Income
I Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%
Y Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%
A Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	75%
	American Enterprise Investment Svc Minneapolis, Minnesota	24%
C Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	84%
	LPL Financial San Diego, California	8%
	American Enterprise Investment Svc Minneapolis, Minnesota	7%
R Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	99%
R5 Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%
R6 Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%
Strategic Income
Investor Class
	LPL Financial San Diego, California	39%
	Charles Schwab & Co Inc San Francisco, California	6%
I Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%
Y Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Strategic Income
A Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	72%
	Pershing LLC Jersey City, New Jersey	23%
C Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	87%
	Pershing LLC Jersey City, New Jersey	7%
R Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	97%
R5 Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%
R6 Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	100%
U.S. Government Money Market
Investor Class
	American Century Serv Corp Kansas City, Missouri Includes 8.33% registered for the benefit of KPESP Short Term U.S. Govt Money Market Omnibus. Shares owned of record and beneficially.	20%
	American Century Services LLC SSB&T Custodian One Choice In Retirement Portfolio U.S. Govt Money Market Omnibus Kansas City, Missouri Shares owned of record and beneficially.	9%
	American Century Services LLC SSB&T Custodian One Choice 2025 Portfolio U.S. Govt Money Market Omnibus Kansas City, Missouri Shares owned of record and beneficially.	8%
	American Century Services LLC SSB&T Custodian One Choice 2020 Portfolio U.S. Govt Money Market Omnibus Kansas City, Missouri Shares owned of record and beneficially.	8%
	American Century Investments Management Inc FBO ACS LLC Kansas City, Missouri Shares owned of record and beneficially.	8%
	American Century Services LLC SSB&T Custodian One Choice 2035 Portfolio U.S. Govt Money Market Omnibus Kansas City, Missouri Shares owned of record and beneficially.	6%
	American Century Services LLC SSB&T Custodian One Choice 2030 Portfolio U.S. Govt Money Market Omnibus Kansas City, Missouri Shares owned of record and beneficially.	5%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
U.S. Government Money Market
A Class
	Guardian Insurance & Annuity Co Inc Bethlehem, Pennsylvania Includes 57.79% registered for the benefit of Separate Account L and 36.94% registered for the benefit of Separate Account T.	95%
C Class
	American Century Investment Management Inc Kansas City, Missouri Shares owned of record and beneficially.	45%
	SSB&T Cust for the IRA Roth of Christopher Pryor Oakland, California	30%
	Pershing LLC Jersey City, New Jersey	10%
	SSB&T Cust for the IRA of John Montalbano Lodi, New Jersey	8%
	American Enterprise Investment Svc Minneapolis, Minnesota	6%
The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares, or who own more than 25% of the voting securities of the trust. A shareholder owning beneficially more than 25% of the trust’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. As of April 19 , 2017, the officers and trustees of the funds, as a group, owned less than 1% of any class of the funds’ outstanding shares.

Appendix B – Sales Charges and Payments to Dealers
Sales Charges
The sales charges applicable to the A, T and C Classes of the funds are described in the prospectuses for those classes in the section titled Investing Through a Financial Intermediary. Prior to October 16, 2015, certain funds also offered B Class shares. However, B Class shares converted to A Class shares and B Class shares are no longer available for any of the funds. Shares of the A Class and T Class are subject to an initial sales charge, which declines as the amount of the purchase increases. Additional information regarding reductions and, if applicable, waivers of the sales charges may be found in the funds’ prospectuses.
Shares of the A and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.
An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable CDSCs will be charged when the exchange is made.
The aggregate CDSCs paid to the distributor for the A Class shares in the fiscal year ended March 31, 2016 were:

Core Plus	$9
Prime Money Market	$11,309
Short Duration	$17,103
The aggregate CDSCs paid to the distributor for the B Class shares (note: B Class shares converted to A Class shares on October 16, 2015) in the fiscal year ended March 31, 2016 were:

Diversified Bond	$2,447
Short Duration Inflation Protection Bond	$704
The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended March 31, 2016 were:

Core Plus	$225
Diversified Bond	$4,191
High-Yield	$902
Prime Money Market	$288
Short Duration	$3,621
Short Duration Inflation Protection Bond	$3,709
Short Duration Strategic Income	$73
Payments to Dealers
The funds’ distributor expects to pay dealer commissions to the financial intermediaries who sell A, T and/or C Class shares of the fund (other than Prime Money Market and U.S. Government Money Market) at the time of such sales. Payments for A Class shares for Core Plus, Diversified Bond, High-Yield and Strategic Income will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
< $99,999	4.00%
$100,000 - $249,999	3.00%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	0.75%
$4,000,000 - $9,999,999	0.50%
> $10,000,000	0.25%

B-1

Payments for A Class shares of Short Duration, Short Duration Inflation Protection Bond and Short Duration Strategic Income will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
< $99,999	2.00%
$100,000 - $249,999	1.50%
$250,000 - $499,999	1.25%
$500,000 - $3,999,999	0.75%
$4,000,000 - $9,999,999	0.50%
>$10,000,000	0.25%
Payments for T Class shares are as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
Less than $250,000	2.50%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.50%
$1,000,000 or more	1.00%
No dealer commission will be paid on purchases over $1,000,000 by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Payments will equal 1.00% of the purchase price of C Class shares sold by the intermediary. No payment will be made on purchases of any share class of Prime Money Market. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, C Class purchases, A Class purchases greater than $1,000,000 for all funds other than Short Duration and Short Duration Inflation Protection Bond and A Class purchases greater than $500,000 for Short Duration and Short Duration Inflation Protection Bond may be subject to a CDSC as described in the prospectuses.
From time to time, the distributor may make additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority (FINRA). Such payments will not change the price paid by investors for shares of the funds.

B-2

Appendix C - Buying and Selling Fund Shares
Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, A, C , R, R5 and R6 Class shares. Employer-sponsored retirement plans are not eligible to purchase I, Y or T Class shares. However, employer-sponsored retirement plans that were invested in the I Class prior to April 10, 2017 may make additional purchases. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional and do not incur a CDSC. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century Investments does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
Examples of employer-sponsored retirement plans include the following:

•	401(a) plans

•	pension plans

•	profit sharing plans

•	401(k) plans (including plans with a Roth 401(k) feature, SIMPLE 401(k) plans and Solo 401(k) plans)

•	money purchase plans

•	target benefit plans

•	Taft-Hartley multi-employer pension plans

•	SERP and “Top Hat” plans

•	ERISA trusts

•	employee benefit plans and trusts

•	employer-sponsored health plans

•	457 plans

•	KEOGH or HR(10) plans

•	employer-sponsored 403(b) plans (including plans with a Roth 403(b) feature)

•	nonqualified deferred compensation plans

•	nonqualified excess benefit plans

•	nonqualified retirement plans
Traditional and Roth IRAs are not considered employer-sponsored retirement plans, and SIMPLE IRAs, SEP IRAs and SARSEPs are collectively referred to as Business IRAs. Business IRAs that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge.
R Class IRA Accounts established prior to August 1, 2006 may make additional purchases.
Waiver of Minimum Initial Investment Amounts — I Class
A financial intermediary, upon receiving prior approval from American Century Investments, may waive applicable minimum initial investment amounts per shareholder for I Class shares in the following situations:

•
Broker-dealers, banks, trust companies, registered investment advisors and other financial intermediaries may make I Class shares available with no initial investment minimum in fee based advisory programs or accounts where such program or account is traded omnibus by the financial intermediary;

•	Qualified Tuition Programs under Section 529 that have entered into an agreement with the distributor; and

•	Certain other situations deemed appropriate by American Century Investments.

C-1

Appendix D – Explanation of Fixed-Income Securities Ratings
As described in the prospectuses, the funds invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses and in this statement of additional information. The following is a summary of the rating categories referenced in the prospectus disclosure.

Ratings of Corporate Debt Securities
Standard & Poor’s Long-Term Issue Credit Ratings*
Category	Definition
AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB;B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment,and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR
This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Global Long-Term Rating Scale
Category	Definition
Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Fitch Investors Service, Inc. Long-Term Ratings
Category	Definition
AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Notes: The modifiers “+” or “-“ may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

Standard & Poor’s Corporate Short-Term Note Ratings
Category	Definition
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s Global Short-Term Rating Scale
Category	Definition
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Investors Service, Inc. Short-Term Ratings
Category	Definition
F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C	High short-term default risk. Default is a real possibility.
RD
Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Standard & Poor’s Municipal Short-Term Note Ratings
Category	Definition
SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.

Moody’s US Municipal Short-Term Debt Ratings
Category	Definition
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Demand Obligation Ratings
Category	Definition
VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Appendix E – Proxy Voting Policies
American Century Investment Management, Inc. (the “Advisor”) is the investment manager for a variety of advisory clients, including the American Century family of mutual funds. In such capacity, the Advisor has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Advisor. In the exercise of proxy voting authority which has been delegated to it by particular clients, the Advisor will apply the following policies in accordance with, and subject to, any specific policies that have been adopted by the client and communicated to and accepted by the Advisor in writing.

A.	General Principles
In providing the service of voting client proxies, the Advisor is guided by general fiduciary principles, must act prudently, solely in the interest of its clients, and must not subordinate client interests to unrelated objectives. Except as otherwise indicated in these Policies, the Advisor will vote all proxies with respect to investments held in the client accounts it manages. The Advisor will attempt to consider all factors of its vote that could affect the value of the investment. Although in most instances the Advisor will vote proxies consistently across all client accounts, the votes will be based on the best interests of each client. As a result, accounts managed by the Advisor may at times vote differently on the same proposals. Examples of when an account’s vote might differ from other accounts managed by the Advisor include, but are not limited to, proxy contests and proposed mergers. In short, the Advisor will vote proxies in the manner that it believes will do the most to maximize shareholder value.

B.	Specific Proxy Matters
1.    Routine Matters
a.    Election of Trustees

(1)
Generally. The Advisor will generally support the election of trustees that result in a board made up of a majority of independent trustees. In general, the Advisor will vote in favor of management's trustee nominees if they are running unopposed. The Advisor believes that management is in the best possible position to evaluate the qualifications of trustees and the needs and dynamics of a particular board. The Advisor of course maintains the ability to vote against any candidate whom it feels is not qualified or if there are specific concerns about the individual, such as allegations of criminal wrongdoing or breach of fiduciary responsibilities. Additional information the Advisor may consider concerning trustee nominees include, but is not limited to, whether (1) there is an adequate explanation for repeated absences at board meetings, (2) the nominee receives non-board fee compensation, or (3) there is a family relationship between the nominee and the company’s chief executive officer or controlling shareholder. When management's nominees are opposed in a proxy contest, the Advisor will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents.

(2)	Committee Service. The Advisor will withhold votes for non-independent trustees who serve on the audit, compensation, and/or nominating committees of the board.

(3)	Classification of Boards. The Advisor will support proposals that seek to declassify boards. Conversely, the Advisor will oppose efforts to adopt classified board structures.

(4)
Majority Independent Board. The Advisor will support proposals calling for a majority of independent trustees on a board. The Advisor believes that a majority of independent trustees can help to facilitate objective decision making and enhances accountability to shareholders.

(5)
Majority Vote Standard for Trustee Elections. The Advisor will vote in favor of proposals calling for trustees to be elected by an affirmative majority of the votes cast in a board election, provided that the proposal allows for a plurality voting standard in the case of contested elections. The Advisor may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a trustee resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent trustee fails to receive the support of the majority of the votes cast in an uncontested election.

(6)
Withholding Campaigns. The Advisor will support proposals calling for shareholders to withhold votes for trustees where such actions will advance the principles set forth in paragraphs (1) through (5) above.

b.    Ratification of Selection of Auditors
The Advisor will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Advisor believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. The Advisor will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3)

there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.
2.    Compensation Matters
a.    Executive Compensation

(1)
Advisory Vote on Compensation. The Advisor believes there are more effective ways to convey concerns about compensation than through an advisory vote on compensation (such as voting against specific excessive incentive plans or withholding votes from compensation committee members). The Advisor will consider and vote on a case-by-case basis on say-on-pay proposals and will generally support management proposals unless specific concerns exist, including if the Advisor concludes that executive compensation is (i) misaligned with shareholder interests, (ii) unreasonable in amount, or (iii) not in the aggregate meaningfully tied to the company’s performance.

(2)
Frequency of Advisory Votes on Compensation. The Advisor generally supports the triennial option for the frequency of say-on-pay proposals, but will consider management recommendations for an alternative approach.

b.    Equity Based Compensation Plans
The Advisor believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Advisor recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Advisor will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.
The Advisor will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.
Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by the Advisor's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.
The Advisor will generally vote against the adoption of plans or plan amendments that:

•	Provide for immediate vesting of all stock options in the event of a change of control of the company without reasonable safeguards against abuse (see "Anti-Takeover Proposals" below);

•
Reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Advisor will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	Establish restriction periods shorter than three years for restricted stock grants;

•	Do not reasonably associate awards to performance of the company; or

•	Are excessively dilutive to the company.
3.    Anti-Takeover Proposals
In general, the Advisor will vote against any proposal, whether made by management or shareholders, which the Advisor believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
a.    Cumulative Voting
The Advisor will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Advisor believes that the elimination of cumulative voting constitutes an anti-takeover measure.
b.    Staggered Board
If a company has a "staggered board," its trustees are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of trustees, the Advisor believes that staggered boards are primarily an anti-takeover device and will vote against establishing them and for eliminating them. However, the Advisor does not necessarily vote against the re-election of trustees serving on staggered boards.
c.    "Blank Check" Preferred Stock
Blank check preferred stock gives the board of trustees the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile takeover attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Advisor will vote against blank check preferred stock. However, the Advisor may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.
d.    Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.
While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Advisor generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.
e.    Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. The Advisor finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.
f.    Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Advisor will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Advisor will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.
g.    "Supermajority" Voting Provisions or Super Voting Share Classes
A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Advisor believes that these are standard anti-takeover measures and will generally vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.
h.    "Fair Price" Amendments
This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Advisor will carefully examine all fair price proposals. In general, the Advisor will vote against fair price proposals unless the Advisor concludes that it is likely that the share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.
i.    Limiting the Right to Call Special Shareholder Meetings.
The corporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. The Advisor believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and the Advisor will generally vote against proposals attempting to eliminate this right and for proposals attempting to restore it.
j.    Poison Pills or Shareholder Rights Plans
Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.
The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Advisor believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Advisor will generally vote against all forms of poison pills.
The Advisor will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. The Advisor will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.
k.    Golden Parachutes
Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Advisor will evaluate the specifics of the plan presented.
l.    Reincorporation
Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.
The Advisor will examine reincorporation proposals on a case-by-case basis. Generally, if the Advisor believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. The Advisor will also oppose reincorporation proposals involving jurisdictions that specify that trustees can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Advisor will generally vote affirmatively.
m.    Confidential Voting
Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.
Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. The Advisor believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, the Advisor will generally vote in favor of any proposal to adopt confidential voting.
n.    Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Advisor believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Advisor will generally vote in favor of opting out of restrictive state takeover laws.

4.    Transaction Related Proposals
The Advisor will review transaction related proposals, such as mergers, acquisitions, and corporate reorganizations, on a case-by-case basis, taking into consideration the impact of the transaction on each client account. In some instances, such as the approval of a proposed merger, a transaction may have a differential impact on client accounts depending on the securities held in each account. For example, whether a merger is in the best interest of a client account may be influenced by whether an account holds, and in what proportion, the stock of both the acquirer and the acquiror. In these circumstances, the Advisor may determine that it is in the best interests of the accounts to vote the accounts’ shares differently on proposals related to the same transaction.
5.    Other Matters
a.    Shareholder Proposals Involving Social, Moral or Ethical Matters
The Advisor will generally vote in accordance with management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues, is often unclear. Where this is the case, the Advisor believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Advisor’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if the Advisor believes its assessment is not unreasonable.
Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Advisor believes that such proposals are better addressed outside the corporate arena, and will generally vote with management’s recommendation; in addition, the Advisor will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.
b.    Anti-Greenmail Proposals
"Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Advisor believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will generally vote in favor of anti-greenmail proposals.
c.    Indemnification
The Advisor will generally vote in favor of a corporation's proposal to indemnify its officers and trustees in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified trustees. The adoption of such proposals appears to have little effect on share value.
d.    Non-Stock Incentive Plans
Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Advisor will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.
e.    Trustee Tenure
These proposals ask that age and term restrictions be placed on the board of trustees. The Advisor believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.
f.    Trustees’ Stock Options Plans
The Advisor believes that stock options are an appropriate form of compensation for trustees, and the Advisor will generally vote for trustee stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.
g.    Trustee Share Ownership
The Advisor will generally vote against shareholder proposals which would require trustees to hold a minimum number of the company's shares to serve on the Board of Trustees, in the belief that such ownership should be at the discretion of Board members.
h.    Non-U.S. Proxies
The Advisor will generally evaluate non-U.S. proxies in the context of the voting policies expressed herein but will also, where feasible, take into consideration differing laws, regulations, and practices in the relevant foreign market in determining if and how to vote. There may also be circumstances when practicalities and costs involved with non-U.S. investing make it disadvantageous to vote shares. For instance, the Advisor generally does not vote proxies in circumstances where share blocking restrictions apply, when meeting attendance is required in person, or when current share ownership disclosure is required.

C.	Use of Proxy Advisory Services
The Advisor takes into account information from many different sources, including independent proxy advisory services. However, the decision on how to vote proxies will be made by the Advisor in accordance with these policies and will not be delegated to a proxy advisory service.

D.	Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Advisor’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Advisor votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Advisor’s clients, our proxy voting personnel regularly catalog companies with whom the Advisor has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent trustees of a fund or the trustee of a retirement plan).
In addition, to avoid any potential conflict of interest that may arise when one American Century mutual fund owns shares of another American Century mutual fund, the Advisor will “echo vote” such shares, if possible. Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible (as in the case of the “NT” funds, where the One Choice Target Date funds are the sole shareholder), the shares of the underlying fund (e.g. the “NT” fund) will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of the Growth Fund shareholders. In the case where the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent trustees.
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The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Advisor will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Advisor’s staff, which is overseen by the General Counsel of the Advisor, in consultation with equity managers. Electronic records will be kept of all votes made.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 1-888-327-2013	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-07822
CL-SAI- 91701     1705

AMERICAN CENTURY INVESTMENT TRUST

PART C OTHER INFORMATION

Item 28. Exhibits

 (a)    (1)     Amended and Restated Agreement and Declaration of Trust, dated March 26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on May 26, 2004, File No. 33-65170, and incorporated herein by reference).

(2)     Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated June 14, 2004 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on July 29, 2004, File No. 33-65170, and incorporated herein by reference).

(3)     Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated April 20, 2005 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 26 to the Registration Statement of the Registrant on May 16, 2005, File No. 33-65170, and incorporated herein by reference).

(4)     Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust, dated June 30, 2005 (filed electronically as Exhibit a4 to Post-Effective Amendment No. 28 to the Registration Statement of the Registrant on July 28, 2005, File No. 33-65170, and incorporated herein by reference).

(5)     Amendment No. 4 to the Amended and Restated Agreement and Declaration of Trust, dated December 12, 2005 (filed electronically as Exhibit 1(e) to the Registration Statement on Form N-14 of the Registrant on December 22, 2005, File No. 33-65170, and incorporated herein by reference).

(6)     Amendment No. 5 to the Amended and Restated Agreement and Declaration of Trust, dated March 10, 2006 (filed electronically as Exhibit a6 to Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on March 31, 2006, File No. 33-65170, and incorporated herein by reference).

(7)     Amendment No. 6 to the Amended and Restated Agreement and Declaration of Trust, dated August 25, 2006 (filed electronically as Exhibit a7 to Post-Effective Amendment No. 36 to the Registration Statement of the Registrant on September 8, 2006, File No. 33-65170, and incorporated herein by reference).

(8)     Amendment No. 7 to the Amended and Restated Agreement and Declaration of Trust, dated March 8, 2007 (filed electronically as Exhibit a8 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-65170, and incorporated herein by reference).

(9)     Amendment No. 8 to the Amended and Restated Agreement and Declaration of Trust, dated August 31, 2007 (filed electronically as Exhibit a9 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(10)   Amendment No. 9 to the Amended and Restated Agreement and Declaration of Trust, dated March 11, 2009 (filed electronically as Exhibit a10 to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on May 13, 2009, File No. 33-65170, and incorporated herein by reference).

(11)   Amendment No. 10 to the Amended and Restated Agreement and Declaration of Trust, dated November 30, 2012 (filed electronically as Exhibit a11 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-65170, and incorporated herein by reference).

(12)   Amendment No. 11 to the Amended and Restated Agreement and Declaration of Trust, dated April 4, 2013 (filed electronically as Exhibit a12 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-65170, and incorporated herein by reference).

(13)   Amendment No. 12 to the Amended and Restated Agreement and Declaration of Trust, dated April 30, 2014 (filed electronically as Exhibit a13 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on July 25, 2014, File No. 33-65170, and incorporated herein by reference).

(14) Amendment No. 13 to the Amended and Restated Agreement and Declaration of Trust, dated June 16, 2015 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 52 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-65170, and incorporated herein by reference).

(15) Amendment No. 14 to the Amended and Restated Agreement and Declaration of Trust, dated December 1, 2015 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on November 30, 2015, File No. 33-65170, and incorporated herein by reference).

(16) Amendment No. 15 to the Amended and Restated Agreement and Declaration of Trust, dated March 29, 2016 (filed electronically as Exhibit a16 to Post-Effective Amendment No. 57 to the Registration Statement of the Registrant on July 28, 2016, File No. 33-65170, and incorporated herein by reference).

(17) Amendment No. 16 to the Amended and Restated Agreement and Declaration of Trust, dated March 24, 2017 (filed electronically as Exhibit a17 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-65170, and incorporated herein by reference).

(18) Amendment No. 17 to the Amended and Restated Agreement and Declaration of Trust, dated March 24, 2017 (filed electronically as Exhibit a18 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-65170, and incorporated herein by reference).

(b)    Amended and Restated Bylaws, dated December 18, 2012 (filed electronically as Exhibit b to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-65170, and incorporated herein by reference).

(c)    Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit (a) herein and Article II, Article VII, and Article IX of Registrant’s Amended and Restated Bylaws, appearing as Exhibit (b) herein.

(d)   (1)      Management Agreement with American Century Investment Management, Inc., effective as of July 16, 2010 (filed electronically as Exhibit d to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on July 29, 2010, File No. 33-65170, and incorporated herein by reference).

(2)     Amendment No. 1 to Management Agreement with American Century Investment Management, Inc., effective as of July 26, 2013 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-65170, and incorporated herein by reference).

(3)    Amendment No. 2 to Management Agreement with American Century Investment Management, Inc., effective as of December 1, 2015 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on November 30, 2015, File No. 33-65170, and incorporated herein by reference).

(4)    Amendment No. 3 to Management Agreement with American Century Investment Management, Inc., effective as of April 10, 2017 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-65170, and incorporated herein by reference).

(5)     Management Agreement with American Century Investment Management, Inc., effective as of July 28, 2014 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on July 25, 2014, File No. 33-65170, and incorporated herein by reference).

(6)     Amendment No. 1 to Management Agreement with American Century Investment Management, Inc., effective as of April 10, 2017 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-65170, and incorporated herein by reference).

(7)    Amendment No. 2 to Management Agreement with American Century Investment Management, Inc., effective as of May 19, 2017, is included herein.

(8)    Subadvisory Agreement between American Century Investment Management, Inc. and Nomura Corporate Research and Asset Management Inc., dated May 8, 2017, is included herein.

(e)    (1)     Amended and Restated Distribution Agreement with American Century Investment Services, Inc., effective as of May 19, 2017, is included herein.

         (2)     Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 75 to the Registration Statement of American Century Government Income Trust on April 7, 2017, File No. 002-99222, and incorporated herein by reference).

(f)     Not applicable.

(g)    (1)     Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(2)     Custody Fee Schedule with State Street Bank and Trust Company, dated as of July 29, 2011 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(3)    Notice of Additional Portfolios, effective as of July 24, 2014 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 43 to the Registration Statement of American Century International Bond Funds on July 23, 2014, and incorporated herein by reference).

(4)    Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of May 21, 2015 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Target Maturities Trust on January 28, 2016, File No. 002-94608, and incorporated herein by reference).

(h)    Amended and Restated Transfer Agency Agreement between American Century Investment Trust and American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-65170, and incorporated herein by reference).

(i)     Opinion and Consent of Counsel, dated May 18, 2017, is included herein.

(j)     Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated May 17, 2017, is included herein.

(k)    Not applicable.

(l)     Not applicable.

(m)   (1)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Investment Trust, effective as of December 1, 2015 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on November 30, 2015, File No. 33-65170, and incorporated herein by reference).

(2)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Investment Trust, effective as of December 1, 2015 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on November 30, 2015, File No. 33-65170, and incorporated herein by reference).

(3)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Investment Trust, dated January 1, 2008 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(4)     Amendment No. 1 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Investment Trust, effective as of July 28, 2014 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on July 25, 2014, File No. 33-65170, and incorporated herein by reference).

(5)    Master Distribution and Individual Shareholder Services Plan (T Class) of American Century Investment Trust, effective as of April 10, 2017 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-65170, and incorporated herein by reference).

(n)   Amended and Restated Multiple Class Plan of American Century Investment Trust, effective as of May 19, 2017, is included herein.

(o)   Not applicable

(p)    (1)     American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 59 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2016, File No. 2-82734, and incorporated herein by reference).

(2)    Independent Directors’ Code of Ethics amended February 28, 2000 (filed electronically as Exhibit p2 to Post-Effective Amendment No. 40 to the Registration Statement of American Century Target Maturities Trust on November 30, 2004, File No. 2-94608, and incorporated herein by reference).

(q)    (1)    Power of Attorney, dated June 14, 2016 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 71 to the Registration Statement of American Century Municipal Trust on July 15, 2016, File No. 2-91229, and incorporated herein by reference).

(2)    Secretary’s Certificate, dated June 14, 2016 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 71 to the Registration Statement of American Century Municipal Trust on July 15, 2016, File No. 2-91229, and incorporated herein by reference).

Item 29. Persons Controlled by or Under Common Control with Registrant

 The trustees of the Registrant serve, in substantially identical capacities, eight registered investment companies in the American Century family of funds.  In addition, the officers of the Registrant serve as officers for 15 registered investment companies in the American Century family of funds, each of which has American Century Investment Management, Inc. as its investment advisor.  Nonetheless, the Registrant takes the position that it is not under common control with other American Century investment companies because the power residing in the respective boards and officers arises as a result of an official position with the respective investment companies.

Item 30. Indemnification

As stated in Article VII, Section 3 of the Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a) to the Registration Statement, “The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of Trustees.”

The Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant’s Amended and Restated Bylaws, appearing as Exhibit (b) herein.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31. Business and Other Connections of Investment Advisor

In addition to serving as the Registrant’s investment advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Business backgrounds of the directors and principal executive officers of the advisor that also hold positions with the Registrant are included under “Management” in the Statement of Additional Information included in this registration statement. The remaining principal executive officers and directors of the advisor and their principal occupations during the past 2 fiscal years are as follows:

Alessandra Alecci (Vice President of ACIM). Served as Senior Vice President and Senior Analyst, Lazard Asset Management, principal address is 30 Rockefeller Plaza, New York, NY 10112, 2010 to 2015.

Cleo Chang (Senior Vice President of ACIM). Served as Chief Investment Officer, Wilshire Funds Management, Wilshire Associates, Inc., 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401, 2005 to 2015.

Vinayak Tripathi (Vice President of ACIM). Served as Vice President, Highbridge Capital Management, 40 West 57th Street, Floor 32, New York, NY 10019, 2008-2014 and served as Vice President Credit Suisse Asset Management, 11 Madison Avenue, New York, NY 10010, 2014 to 2015.

The principal address for ACIM is 4500 Main Street, Kansas City, MO 64111.

Item 32. Principal Underwriters

I.                  (a)            American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.

American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

  (b)           The following is a list of the directors and officers of ACIS as of March 15, 2017:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Peter Cieszko	Director, President and Chief Executive Officer	none

Sheila Hartnett-Devlin	Director and Senior Vice President	none

Joe Schultz	Director and Senior Vice President	none

Jay Hummel	Senior Vice President	none

Gary P. Kostuke	Senior Vice President	none

Richard T. Luchinsky	Senior Vice President	none

Andy Provencher	Senior Vice President	none

Michael J. Raddie	Senior Vice President	none

Adam Sokolic	Senior Vice President	none

Elizabeth A. Young	Chief Privacy Officer, Senior AML Officer and Vice President	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Ryan Ander	Vice President	none

Jennifer L. Barron	Vice President	none

Matthew R. Beck	Vice President	none

Stacey L. Belford	Vice President	none

Michael Bell	Vice President	none

Bradley Bendle	Vice President	none

Hayden S. Berk	Vice President	none

Stacy Bernstein	Vice President	none

Andrew M. Billingsley	Vice President	none

James D. Blythe	Vice President	none

Don Bonder	Vice President	none

Bruce W. Caldwell	Vice President	none

Alan D. Chingren	Vice President	none

William Collins	Vice President	none

Chatten Cowherd	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Terry Daugherty	Vice President	none

Mark Davis	Vice President	none

Ellen DeNicola	Vice President	none

Christopher J. DeSimone	Vice President	none

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

David P. Donovan	Vice President	none

Gabriel Dorman	Vice President	none

Ryan C. Dreier	Vice President	none

Devon Drew	Vice President	none

Joseph G. Eck	Vice President	none

Kevin G. Eknaian	Vice President	none

Catherine Ellis	Vice President	none

Sean Ensminger	Vice President	none

Gregg Erdman	Vice President	none

Christopher Van Evans	Vice President	none

Jason Fain	Vice President	none

Jill A. Farrell	Vice President	none

Nathan Freeman	Vice President	none

Michael C. Galkoski	Vice President	none

Diane Gallagher	Vice President	none

Gregory O. Garvin	Vice President	none

Glenn Godin	Vice President	none

Wendy Goodyear	Vice President	none

Timothy R. Guay	Vice President	none

Brett G. Hart	Vice President	none

Stacey L. Hoffman	Vice President	none

Tom Horning	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Matthew P. Huss	Vice President	none

Jennifer Ison	Vice President	none

Christopher T. Jackson	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

Phillip Joyce	Vice President	none

Wesley S. Kabance	Vice President	none

Matthew S. Kives	Vice President	none

Matthew Kobata	Vice President	none

Greg Koleno	Vice President	none

William L. Kreiling	Vice President	none

Joshua Kurtz	Vice President	none

John A. Leis	Vice President	none

Edward Lettieri	Vice President	none

Valeriya Litvak	Vice President	none

Dennis Logan	Vice President	none

Franklin Longo	Vice President	none

Susan Lumpp	Vice President	none

Brian Mayfield	Vice President	none

Thomas C. McCarthy	Vice President	none

Jeff McCroy	Vice President	none

Walter McGhee	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Marek Michejada	Vice President	none

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Bobby Miller	Vice President	none

Christopher M. Monachino	Vice President	none

Nate Morris	Vice President	none

Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Kelly A. Ness	Vice President	none

John E. O’Connor	Vice President	none

Scott Pawlich	Vice President	none

Christy A. Poe	Vice President	none

William Rader	Vice President	none

Cheryl Redline	Vice President and Treasurer	none

Hunter Rodgers	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Brian Schappert	Vice President	none

Keith Seidman	Vice President	none

Paul Shahrokhi	Vice President	none

Tracey L. Shank	Vice President	none

Amy D. Shelton	Vice President and Chief Compliance Officer	none

Steven Silverman	Vice President	none

Richard Smith	Vice President	none

Debra K. Stalnaker	Vice President	none

Robert Timothy Stidham	Vice President	none

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Michael W. Suess	Vice President	none

Michael T. Sullivan	Vice President	none

Lindsey Thompson	Vice President	none

Stephen C. Thune	Vice President	none

Jason Tucker	Vice President	none

Tina Ussery-Franklin	Vice President	none

Ryan VanSickle	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

(c)     Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111; and JP Morgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245.

Item 34. Management Services – Not applicable

Item 35. Undertakings – Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 18th day of May, 2017.

                             American Century Investment Trust
(Registrant)
By: *_________________________________
Jonathan S. Thomas
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	May 18, 2017

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	May 18, 2017

* _________________________________ Tanya S. Beder	Trustee	May 18, 2017

* _________________________________ Jeremy I. Bulow	Trustee	May 18, 2017

* _________________________________ Anne Casscells	Trustee	May 18, 2017

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	May 18, 2017

* _________________________________ Frederick L.A. Grauer	Trustee	May 18, 2017

* _________________________________ Jonathan D. Levin	Trustee	May 18, 2017

* _________________________________ Peter F. Pervere	Trustee	May 18, 2017

* _________________________________ John B. Shoven	Trustee	May 18, 2017

*By: /s/ Ashley L. Bergus Ashley L. Bergus Attorney in Fact (pursuant to Power of Attorney dated June 14, 2016)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
EX.99 d7	Amendment No. 2 to Management Agreement with American Century Investment Management, Inc., effective as of May 19, 2017

EX.99 d8	Subadvisory Agreement between American Century Investment Management, Inc. and Nomura Corporate Research and Asset Management Inc., dated May 8, 2017

EX.99 e1	Amended and Restated Distribution Agreement with American Century Investment Services, Inc., effective as of May 19, 2017

EX.99 i	Opinion and Consent of Counsel, dated May 18, 2017

EX.99 j	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated May 17, 2017

EX.99 n	Amended and Restated Multiple Class Plan of American Century Investment Trust, effective as of May 19, 2017